UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Brookfield Investment Management
2016
SEMI-ANNUAL REPORT
June 30, 2016
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund

IN PROFILE
Brookfield Investment Management (the “Firm”) is an SEC-registered investment adviser providing listed real assets strategies including real estate equities, infrastructure equities, real asset debt and diversified real assets. With over $16 billion of assets under management as of June 30, 2016, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. Headquartered in New York, the Firm and its affiliates also maintain offices in Boston, Chicago, Hong Kong, London and Toronto. Further information is available at www.brookfieldim.com. Brookfield Investment Management Inc. is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with approximately $250 billion of assets under management as of June 30, 2016. For more information, go to www.brookfield.com.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED
© Copyright 2016. Brookfield Investment Management Inc.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2016.
Many of the issues facing financial markets continued into 2016, including heightened economic and financial uncertainties in China, volatile commodity prices (particularly oil) and monetary policy decisions around the globe. The first six weeks of 2016 were marked by extreme volatility as the MSCI World and S&P 500® Indexes fell 11.47% and 10.27%, respectively, through February 11. Markets then staged a historic intra-quarter rally as the price of crude oil appeared to bottom.
During the second quarter, a more positive narrative around China’s economy emerged, oil prices continued to rise, and first-quarter earnings results were generally better than anticipated. Equity markets were relatively quiet in the second quarter, grinding higher in April and May; but the quarter then ended in volatile fashion following the June 23 U.K. referendum, in which voters elected to leave the European Union. Global equities fell sharply immediately following the vote, before recouping most losses in the last week of trading.
Despite the rebound that followed the Brexit-related selloff, nervous investors flocked to perceived “safe” assets. In June, the yield on German 10-year bunds fell into negative territory for the first time to close the quarter at -0.08%. Fitch Ratings estimated the global total of sovereign debt with negative yields had reached $11.7 trillion by June 27, up 19% from the end of April. In the U.S., 10-year Treasury yields fell 80 basis points during the period, to 1.47% as of June 30.
During the period, the U.S. Federal Reserve kept its benchmark lending rate steady at 0.25% to 0.50% and Federal Reserve officials reduced estimates of how much they expect to raise the federal funds rate in 2016. In Europe, the European Central Bank continued its easing measures, even expanding its bond-buying program to include corporate bonds; and in Japan, the Bank of Japan adopted negative interest rates in an effort to stave off the deflation that has plagued the country since the 1990s.
We believe that bottom-up security selection will take on an even more important role amid the uncertain market environment post-Brexit. While mindful of the potential headwinds, we also view market dislocations as opportunities to buy assets at attractive long-term points of entry. Another potential side benefit of Brexit is the likely continuation of lower-for-longer interest rates, which should be supportive for real asset securities. Moreover, the fundamentals underlying the cash flows of these companies have potentially defensive characteristics, which can be beneficial in periods of market uncertainty.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2016.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfieldim.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
Craig Noble
Chief Executive Officer and Chief Financial Officer
Brookfield Investment Management Inc.

2016 Semi-Annual Report1

Letter to Shareholders (continued)

Must be preceded or accompanied by a prospectus.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2016 and subject to change based on subsequent developments.
The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Brookfield Global Listed Infrastructure Fund currently holds these securities. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.
Mutual fund investing involves risk. Principal loss is possible.
A basis point (bps) is a unit that is equal to 1/100 of 1%, and is used to denote the change in a financial instrument. Cash flows refer to the amount of cash generated and used by a company over a given period.
Yield refers to the discount rate that can be used to make the present value of all of a bond's cash flows equal to its price.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the U.S. equity market in general.
2Brookfield Investment Management Inc.

About Your Fund’s Expenses  (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/16)	Ending Account Value (06/30/16)	Expenses Paid During Period (01/01/16– 06/30/16) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$1,170.40	$ 7.29
Class C Shares	2.10%	1,000.00	1,165.50	11.31
Class Y Shares	1.10%	1,000.00	1,171.40	5.94
Class I Shares	1.10%	1,000.00	1,171.40	5.94
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.15	6.77
Class C Shares	2.10%	1,000.00	1,014.42	10.52
Class Y Shares	1.10%	1,000.00	1,019.39	5.52
Class I Shares	1.10%	1,000.00	1,019.39	5.52
2016 Semi-Annual Report3

About Your Fund’s Expenses  (Unaudited)

	Annualized Expense Ratio	Beginning Account Value (01/01/16)	Ending Account Value (06/30/16)	Expenses Paid During Period (01/01/16– 06/30/16) (1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,082.10	$ 6.21
Class C Shares	1.95%	1,000.00	1,079.00	10.08
Class Y Shares	0.95%	1,000.00	1,083.30	4.92
Class I Shares	0.95%	1,000.00	1,083.40	4.92
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.90	6.02
Class C Shares	1.95%	1,000.00	1,015.17	9.77
Class Y Shares	0.95%	1,000.00	1,020.14	4.77
Class I Shares	0.95%	1,000.00	1,020.14	4.77
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	1,000.00	1,103.80	6.28
Class C Shares	1.95%	1,000.00	1,099.10	10.18
Class Y Shares	0.95%	1,000.00	1,105.50	4.97
Class I Shares	0.95%	1,000.00	1,104.60	4.97
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.90	6.02
Class C Shares	1.95%	1,000.00	1,015.17	9.77
Class Y Shares	0.95%	1,000.00	1,020.14	4.77
Class I Shares	0.95%	1,000.00	1,020.14	4.77
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	1,000.00	1,120.30	7.12
Class C Shares	2.10%	1,000.00	1,118.90	11.06
Class Y Shares	1.10%	1,000.00	1,121.40	5.80
Class I Shares	1.10%	1,000.00	1,121.60	5.80
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.15	6.77
Class C Shares	2.10%	1,000.00	1,014.42	10.52
Class Y Shares	1.10%	1,000.00	1,019.39	5.52
Class I Shares	1.10%	1,000.00	1,019.39	5.52
(1)	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/366 (to reflect a six-month period).
4Brookfield Investment Management Inc.

Fund Performance  (Unaudited)
All Periods Ended June 30, 2016

Average Annual Total Returns for Periods Ended June 30, 2016.	Six Months†	One Year	Three Years	Since Inception
INFRASTRUCTURE FUND
Class A Shares (excluding sales charge)	17.04%	0.64%	4.72%	8.73% [2]
Class A Shares (including sales charge)	11.49%	-4.12%	3.04%	7.55% [2]
Class C Shares (excluding sales charge)	16.55%	-0.13%	3.92%	6.47% [3]
Class C Shares (including sales charge)	15.55%	-1.10%	3.92%	6.47% [3]
Class Y Shares	17.14%	0.86%	5.00%	9.15% [1]
Class I Shares	17.14%	0.86%	4.97%	9.14% [1]
Dow Jones Brookfield Global Infrastructure Composite Index[7]	14.65%	2.26%	7.42%	10.45% [6]
GLOBAL REAL ESTATE FUND
Class A Shares (excluding sales charge)	8.21%	8.43%	9.46%	10.79% [3]
Class A Shares (including sales charge)	3.06%	3.30%	7.71%	9.49% [3]
Class C Shares (excluding sales charge)	7.90%	7.71%	8.66%	9.96% [3]
Class C Shares (including sales charge)	6.90%	6.71%	8.66%	9.96% [3]
Class Y Shares	8.33%	8.71%	9.71%	13.64% [1]
Class I Shares	8.34%	8.71%	9.71%	13.63% [1]
FTSE EPRA/NAREIT Developed Index[8]	9.38%	12.57%	8.94%	12.55% [6]
U.S. REAL ESTATE FUND
Class A Shares (excluding sales charge)	10.38%	13.67%	N/A	13.31% [4]
Class A Shares (including sales charge)	5.16%	8.23%	N/A	11.17% [4]
Class C Shares (excluding sales charge)	9.91%	13.18%	N/A	12.54% [4]
Class C Shares (including sales charge)	8.91%	12.18%	N/A	12.54% [4]
Class Y Shares	10.55%	14.26%	N/A	13.68% [4]
Class I Shares	10.46%	14.29%	N/A	13.61% [4]
MSCI U.S. REIT Index[9]	13.56%	24.10%	N/A	18.55% [6]
REAL ASSETS SECURITIES FUND
Class A Shares (excluding sales charge)	12.03%	-0.92%	N/A	-2.79% [5]
Class A Shares (including sales charge)	6.75%	-5.67%	N/A	-5.69% [5]
Class C Shares (excluding sales charge)	11.89%	-1.39%	N/A	-3.33% [5]
Class C Shares (including sales charge)	10.89%	-2.34%	N/A	-3.33% [5]
Class Y Shares	12.14%	-0.70%	N/A	-2.59% [5]
Class I Shares	12.16%	-0.70%	N/A	-2.65% [5]
MSCI World Index[10]	1.02%	-2.19%	N/A	0.01% [6]
Blended Index[11]	12.09%	3.84%	N/A	-0.20% [6]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Operations commenced on December 11, 2013.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indices and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including Master Limited Partnerships.
8 The FTSE EPRA/NAREIT Developed Index is a free-float adjusted, liquidity, size and revenue screened index designed to track the performance of listed real estate companies and REITs worldwide.
9 The MSCI U.S. REIT Index is a total return market capitalization-weighted index which prices once per day after market close. It is calculated by MSCI and is composed of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index. The Index does not reflect deduction for fees, expenses or taxes.
10 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.
11 The Blended Index comprises 33.33% FTSE EPRA/NAREIT Developed Index, 33.33% Dow Jones Brookfield Global Infrastructure Composite Index, 13.34% Fixed Income Blend: BAML Global High Yield Index 70%/BAML Global Corporate Index 30%, 10.00% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation Linked Bond Index. The Fixed Income
2016 Semi-Annual Report5

Fund Performance  (Unaudited) (continued)
All Periods Ended June 30, 2016

Blend is comprised of 70% BAML Global High Yield Index and 30% BAML Global Corporate Index. The BAML Global High Yield Index is an unmanaged, commonly accepted measure of the performance of global high yield corporate securities. The BAML Global Corporate Index is an unmanaged, commonly accepted measure of the performance of global investment grade corporate securities. The S&P Global Natural Resources Index includes 90 of the largest publically traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary commodity-related sectors: agribusiness, energy and metals & mining. The Bloomberg Commodity Index (BCOM) is a broadly diversified commodity price index that tracks prices of futures contracts on physical commodities in the commodity markets. The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency. These indices do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. The Funds impose a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
6Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics  (Unaudited)
June 30, 2016

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	55.0%
Canada	11.0%
United Kingdom	8.1%
Australia	4.1%
Spain	3.7%
Italy	3.7%
China	2.1%
France	1.9%
Switzerland	1.8%
Hong Kong	1.6%
Japan	1.5%
Netherlands	1.0%
Mexico	0.7%
Luxembourg	0.7%
New Zealand	0.6%
United Arab Emirates	0.4%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	30.9%
Electricity Transmission & Distribution	13.0%
Telecommunications	9.4%
Midstream	8.7%
Toll Roads	6.7%
Gas Utilities	6.6%
Water	5.9%
Airports	5.2%
Communications	4.5%
Electric Utilities & Generation	4.0%
Ports	0.9%
Infrastructure - Diversified	0.8%
Rail	0.8%
Diversified	0.5%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

TOP TEN HOLDINGS
American Tower Corp.	6.5%
PG&E Corp.	5.3%
Enterprise Products Partners LP	5.1%
National Grid PLC	5.0%
TransCanada Corp.	4.9%
Kinder Morgan, Inc.	4.2%
Crown Castle International Corp.	2.9%
American Water Works Company, Inc.	2.8%
Transurban Group	2.7%
SBA Communications Corp.	2.7%
2016 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2016

	Shares	Value
COMMON STOCKS – 97.9%
AUSTRALIA – 4.1%
Diversified – 0.5%
Macquarie Atlas Roads Group	439,800	$ 1,715,249
Electric Utilities & Generation – 0.5%
Origin Energy Ltd.	424,000	1,852,512
Pipelines – 0.4%
APA Group	241,400	1,679,028
Toll Roads – 2.7%
Transurban Group	1,116,541	10,056,443
Total AUSTRALIA		15,303,232
CANADA – 11.0%
Electricity Transmission & Distribution – 0.2%
Hydro One Ltd. [1]	36,800	739,446
Pipelines – 10.8%
Enbridge, Inc.	207,600	8,794,418
Inter Pipeline Ltd.	124,500	2,640,427
Pembina Pipeline Corp.	261,700	7,952,585
TransCanada Corp.	403,035	18,237,104
Veresen, Inc.	278,100	2,357,053
Total Pipelines		39,981,587
Total CANADA		40,721,033
CHINA – 2.1%
Airports – 0.3%
Beijing Capital International Airport Company Ltd.	894,900	974,645
Gas Utilities – 0.8%
ENN Energy Holdings Ltd.	628,400	3,112,461
Pipelines – 0.5%
Beijing Enterprises Holdings Ltd.	344,000	1,950,197
Ports – 0.5%
China Merchants Holdings International Company Ltd.	646,342	1,730,258
Total CHINA		7,767,561
FRANCE – 1.9%
Communications – 0.5%
Eutelsat Communications SA	104,800	1,978,119
Toll Roads – 1.4%
Groupe Eurotunnel SE	492,500	5,202,151
Total FRANCE		7,180,270
HONG KONG – 1.6%
Gas Utilities – 1.6%
China Gas Holdings Ltd.	1,223,100	1,872,165
Hong Kong & China Gas Company Ltd.	2,185,158	3,992,766
Total Gas Utilities		5,864,931
Total HONG KONG		5,864,931

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
ITALY – 3.7%
Pipelines – 2.1%
Snam SpA	1,310,718	$ 7,836,069
Toll Roads – 1.6%
Atlantia SpA	230,800	5,766,550
Total ITALY		13,602,619
JAPAN – 1.5%
Airports – 0.7%
Japan Airport Terminal Company Ltd.	74,400	2,699,326
Rail – 0.8%
East Japan Railway Co.	30,200	2,798,734
Total JAPAN		5,498,060
LUXEMBOURG – 0.7%
Communications – 0.7%
SES SA	123,900	2,652,407
Total LUXEMBOURG		2,652,407
MEXICO – 0.7%
Airports – 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	458,800	2,734,097
Total MEXICO		2,734,097
NETHERLANDS – 1.0%
Midstream – 1.0%
Koninklijke Vopak NV	72,884	3,628,143
Total NETHERLANDS		3,628,143
NEW ZEALAND – 0.6%
Airports – 0.6%
Auckland International Airport Ltd.	446,500	2,077,068
Total NEW ZEALAND		2,077,068
SPAIN – 3.7%
Airports – 1.1%
Aena SA [1]	31,600	4,188,616
Communications – 0.6%
Cellnex Telecom SAU [1]	153,400	2,407,248
Electricity Transmission & Distribution – 1.0%
Red Electrica Corp. SA	39,400	3,520,553
Toll Roads – 1.0%
Ferrovial SA	193,267	3,783,791
Total SPAIN		13,900,208
SWITZERLAND – 1.8%
Airports – 1.8%
Flughafen Zuerich AG	38,235	6,766,486
Total SWITZERLAND		6,766,486

See Notes to Financial Statements.
2016 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
UNITED ARAB EMIRATES – 0.4%
Ports – 0.4%
DP World Ltd.	87,400	$ 1,452,748
Total UNITED ARAB EMIRATES		1,452,748
UNITED KINGDOM – 8.1%
Electricity Transmission & Distribution – 5.0%
National Grid PLC	1,245,426	18,314,489
Water – 3.1%
Pennon Group PLC	498,900	6,309,765
United Utilities Group PLC	380,700	5,276,654
Total Water		11,586,419
Total UNITED KINGDOM		29,900,908
UNITED STATES – 55.0%
Communications – 2.7%
SBA Communications Corp. [2]	91,700	9,898,098
Electric Utilities & Generation – 3.5%
Ameren Corp.	106,900	5,727,702
Edison International	91,500	7,106,805
Total Electric Utilities & Generation		12,834,507
Electricity Transmission & Distribution – 6.8%
Eversource Energy	95,500	5,720,450
PG&E Corp.	304,400	19,457,248
Total Electricity Transmission & Distribution		25,177,698
Gas Utilities – 4.2%
NiSource, Inc.	275,300	7,300,956
ONE Gas, Inc.	28,700	1,911,133
Southwest Gas Corp.	57,800	4,549,438
Spire, Inc.	27,400	1,941,016
Total Gas Utilities		15,702,543
Infrastructure - Diversified – 0.8%
CenterPoint Energy, Inc.	118,700	2,848,800
Midstream – 7.7%
EQT Midstream Partners LP	46,600	3,741,980
Rice Midstream Partners LP	106,600	2,177,838
Rice Midstream Partners LP	156,620	3,199,746
Sunoco Logistics Partners LP	127,100	3,654,125
Targa Resources Corp.	136,000	5,731,040
The Williams Companies, Inc.	379,100	8,199,933
Western Gas Partners LP	39,600	1,995,840
Total Midstream		28,700,502
Pipelines – 17.1%
Boardwalk Pipeline Partners LP	220,800	3,852,960
Enbridge Energy Partners LP	64,800	1,503,360
Energy Transfer Equity LP	192,400	2,764,788
Energy Transfer Partners LP	236,000	8,984,520

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Enterprise Products Partners LP	644,469	$ 18,857,163
Kinder Morgan, Inc.	832,600	15,586,272
MPLX LP	107,676	3,621,144
SemGroup Corp.	42,900	1,396,824
Sempra Energy	32,900	3,751,258
Williams Partners LP	82,851	2,869,947
Total Pipelines		63,188,236
Telecommunications – 9.4%
American Tower Corp.	210,633	23,930,015
Crown Castle International Corp.	106,576	10,810,004
Total Telecommunications		34,740,019
Water – 2.8%
American Water Works Company, Inc.	124,074	10,485,494
Total UNITED STATES		203,575,897
Total COMMON STOCKS (Cost $299,594,952)		362,625,668
Total Investments – 97.9% (Cost $299,594,952)		362,625,668
Other Assets in Excess of Liabilities – 2.1%		7,783,831
TOTAL NET ASSETS – 100.0%		$370,409,499

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the total value of all such securities was $7,335,310 or 2.0% of net assets.
2	— Non-income producing security.

See Notes to Financial Statements.
2016 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2016

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	52.9%
Germany	9.1%
Japan	8.5%
Australia	7.0%
Hong Kong	6.8%
United Kingdom	6.6%
France	3.3%
Singapore	1.6%
China	1.0%
Austria	0.9%
Netherlands	0.8%
New Zealand	0.4%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Office	19.5%
Retail	15.2%
Real Estate - Diversified	15.2%
Residential	8.4%
Regional Malls	7.9%
Healthcare	6.8%
Industrial	4.9%
Triple Net Lease	4.6%
Hotel	3.7%
Real Estate Management/Service	3.2%
Mixed	2.7%
Other	2.1%
Specialty	1.9%
Real Estate Operator/Developer	1.4%
Strip Centers	1.0%
Communications	0.4%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	6.7%
Vornado Realty Trust	3.6%
Vonovia SE	3.2%
The Wharf Holdings Ltd.	3.1%
Land Securities Group PLC	3.1%
Hongkong Land Holdings Ltd.	2.8%
Mitsubishi Estate Company Ltd.	2.7%
SL Green Realty Corp.	2.5%
Prologis, Inc.	2.5%
Welltower, Inc.	2.5%
12Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2016

	Shares	Value
COMMON STOCKS – 98.9%
AUSTRALIA – 7.0%
Real Estate - Diversified – 2.0%
Dexus Property Group	4,012,000	$ 27,224,121
Retail – 5.0%
Scentre Group	7,502,772	27,790,002
Vicinity Centres	5,314,400	13,258,648
Westfield Corp.	3,278,444	26,334,734
Total Retail		67,383,384
Total AUSTRALIA		94,607,505
AUSTRIA – 0.9%
Office – 0.9%
CA Immobilien Anlagen AG	727,501	12,149,656
Total AUSTRIA		12,149,656
CHINA – 1.0%
Real Estate Operator/Developer – 1.0%
SOHO China Ltd.	27,518,900	13,285,892
Total CHINA		13,285,892
FRANCE – 3.3%
Office – 0.9%
Gecina SA	90,100	12,203,938
Real Estate - Diversified – 2.4%
Unibail-Rodamco SE	126,300	32,673,200
Total FRANCE		44,877,138
GERMANY – 9.1%
Office – 2.4%
alstria office REIT-AG	2,426,000	32,751,059
Real Estate Management/Service – 3.2%
Vonovia SE	1,181,220	43,131,213
Residential – 1.1%
Deutsche Wohnen AG	442,827	15,077,475
Retail – 2.4%
Deutsche EuroShop AG	690,103	31,590,343
Total GERMANY		122,550,090
HONG KONG – 6.8%
Office – 2.8%
Hongkong Land Holdings Ltd.	6,244,200	38,216,165
Real Estate - Diversified – 0.9%
Swire Properties Ltd.	4,480,300	11,937,323
Retail – 3.1%
The Wharf Holdings Ltd.	6,970,200	42,535,837
Total HONG KONG		92,689,325
JAPAN – 8.5%
Office – 4.0%
Mitsubishi Estate Company Ltd.	2,018,455	37,024,105

See Notes to Financial Statements.
2016 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Nippon Building Fund, Inc.	2,823	$ 17,389,792
Total Office		54,413,897
Real Estate - Diversified – 3.2%
GLP J-REIT	12,238	15,447,664
Mitsui Fudosan Company Ltd.	1,219,900	27,997,663
Total Real Estate - Diversified		43,445,327
Residential – 1.3%
Nippon Accommodations Fund, Inc.	3,875	17,674,245
Total JAPAN		115,533,469
NETHERLANDS – 0.8%
Retail – 0.8%
Atrium European Real Estate Ltd.	2,640,320	11,351,222
Total NETHERLANDS		11,351,222
NEW ZEALAND – 0.4%
Real Estate Operator/Developer – 0.4%
Precinct Properties New Zealand Ltd.	5,550,747	4,936,042
Total NEW ZEALAND		4,936,042
SINGAPORE – 1.6%
Industrial – 1.6%
Global Logistic Properties Ltd.	15,577,600	21,030,546
Total SINGAPORE		21,030,546
UNITED KINGDOM – 6.6%
Industrial – 0.8%
Segro PLC	2,082,983	11,545,713
Office – 0.4%
Great Portland Estates PLC	624,218	5,225,009
Real Estate - Diversified – 3.1%
Land Securities Group PLC	2,973,000	41,370,935
Retail – 2.3%
Hammerson PLC	4,305,300	31,009,411
Total UNITED KINGDOM		89,151,068
UNITED STATES – 52.9%
Communications – 0.4%
SBA Communications Corp. [1]	56,700	6,120,198
Healthcare – 6.8%
Care Capital Properties, Inc.	673,824	17,660,927
Physicians Realty Trust	861,849	18,107,447
Ventas, Inc.	310,334	22,598,522
Welltower, Inc.	441,700	33,644,289
Total Healthcare		92,011,185
Hotel – 3.7%
DiamondRock Hospitality Co.	1,074,324	9,701,146
Hersha Hospitality Trust	554,807	9,514,940
Host Hotels & Resorts, Inc.	1,896,300	30,739,023

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Sunstone Hotel Investors, Inc.	56,600	$ 683,162
Total Hotel		50,638,271
Industrial – 2.5%
Prologis, Inc.	699,100	34,283,864
Mixed – 2.7%
Kilroy Realty Corp.	366,704	24,308,808
Liberty Property Trust	295,358	11,731,620
Total Mixed		36,040,428
Office – 8.1%
Brandywine Realty Trust	1,033,400	17,361,120
Corporate Office Properties Trust	599,312	17,721,656
Equity Commonwealth [1]	446,737	13,013,449
Highwoods Properties, Inc.	507,506	26,796,317
SL Green Realty Corp.	323,388	34,431,120
Total Office		109,323,662
Other – 2.1%
CyrusOne, Inc.	501,312	27,903,026
Real Estate - Diversified – 3.6%
Vornado Realty Trust	483,639	48,421,937
Regional Malls – 7.9%
CBL & Associates Properties, Inc.	1,818,875	16,933,726
Simon Property Group, Inc.	415,584	90,140,170
Total Regional Malls		107,073,896
Residential – 6.0%
American Homes 4 Rent	1,036,936	21,236,449
AvalonBay Communities, Inc.	130,800	23,595,012
Camden Property Trust	270,800	23,944,136
Equity Residential	173,500	11,950,680
Total Residential		80,726,277
Retail – 1.6%
Urban Edge Properties	499,234	14,907,127
WP Glimcher, Inc.	621,400	6,953,466
Total Retail		21,860,593
Specialty – 1.9%
Outfront Media, Inc.	1,071,326	25,893,950
Strip Centers – 1.0%
DDR Corp.	717,100	13,008,194
Triple Net Lease – 4.6%
Gramercy Property Trust	2,944,061	27,144,242
MGM Growth Properties LLC	671,794	17,923,464

See Notes to Financial Statements.
2016 Semi-Annual Report15

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Spirit Realty Capital, Inc.	1,364,457	$ 17,424,116
Total Triple Net Lease		62,491,822
Total UNITED STATES		715,797,303
Total COMMON STOCKS (Cost $1,253,268,945)		1,337,959,256
Total Investments – 98.9% (Cost $1,253,268,945)		1,337,959,256
Other Assets in Excess of Liabilities – 1.1%		14,864,226
TOTAL NET ASSETS – 100.0%		$1,352,823,482

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
16Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2016

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Residential	14.3%
Regional Malls	13.8%
Office	13.6%
Healthcare	13.4%
Triple Net Lease	8.5%
Real Estate - Diversified	5.9%
Hotel	5.4%
Retail	5.2%
Industrial	4.3%
Mixed	4.2%
Other	3.1%
Specialty	2.7%
Communications	1.1%
Other Assets in Excess of Liabilities	4.5%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	10.8%
Vornado Realty Trust	5.9%
Welltower, Inc.	5.2%
Prologis, Inc.	4.3%
Gramercy Property Trust	3.9%
Camden Property Trust	3.9%
Equity Residential	3.7%
AvalonBay Communities, Inc.	3.6%
SL Green Realty Corp.	3.5%
American Homes 4 Rent	3.1%
2016 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2016

	Shares	Value
COMMON STOCKS – 95.5%
Communications – 1.1%
SBA Communications Corp. [1]	4,800	$ 518,112
Healthcare – 13.4%
Care Capital Properties, Inc.	48,328	1,266,677
Physicians Realty Trust	63,129	1,326,340
Ventas, Inc.	18,562	1,351,685
Welltower, Inc.	32,200	2,452,674
Total Healthcare		6,397,376
Hotel – 5.4%
DiamondRock Hospitality Co.	70,100	633,003
Hersha Hospitality Trust	34,532	592,224
Host Hotels & Resorts, Inc.	78,631	1,274,608
Sunstone Hotel Investors, Inc.	4,200	50,694
Total Hotel		2,550,529
Industrial – 4.3%
Prologis, Inc.	42,114	2,065,271
Mixed – 4.2%
Kilroy Realty Corp.	17,900	1,186,591
Liberty Property Trust	20,300	806,316
Total Mixed		1,992,907
Office – 13.6%
Brandywine Realty Trust	85,865	1,442,532
Corporate Office Properties Trust	37,209	1,100,270
Equity Commonwealth [1]	30,100	876,813
Highwoods Properties, Inc.	26,800	1,415,040
SL Green Realty Corp.	15,549	1,655,502
Total Office		6,490,157
Other – 3.1%
CyrusOne, Inc.	26,300	1,463,858
Real Estate - Diversified – 5.9%
Vornado Realty Trust	28,298	2,833,196
Regional Malls – 13.8%
CBL & Associates Properties, Inc.	151,987	1,414,999
Simon Property Group, Inc.	23,649	5,129,468
Total Regional Malls		6,544,467
Residential – 14.3%
American Homes 4 Rent	72,000	1,474,560
AvalonBay Communities, Inc.	9,410	1,697,470
Camden Property Trust	20,963	1,853,548
Equity Residential	25,967	1,788,607
Total Residential		6,814,185
Retail – 5.2%
Acadia Realty Trust	27,500	976,800
Urban Edge Properties	33,000	985,380

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
WP Glimcher, Inc.	44,294	$ 495,650
Total Retail		2,457,830
Specialty – 2.7%
Outfront Media, Inc.	52,528	1,269,602
Triple Net Lease – 8.5%
Gramercy Property Trust	201,600	1,858,752
MGM Growth Properties LLC	35,000	933,800
Spirit Realty Capital, Inc.	97,600	1,246,352
Total Triple Net Lease		4,038,904
Total COMMON STOCKS (Cost $39,236,519)		45,436,394
Total Investments – 95.5% (Cost $39,236,519)		45,436,394
Other Assets in Excess of Liabilities – 4.5%		2,142,638
TOTAL NET ASSETS – 100.0%		$ 47,579,032

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.

See Notes to Financial Statements.
2016 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited)
June 30, 2016

ASSETS ALLOCATION BY SECTOR	Percent of Total Assets
Real Estate Equities	30.1%
— Core	26.6%
— Preferred Stocks	3.5%
Infrastructure Equities	35.5%
— Core	28.0%
— MLPs	7.5%
Natural Resource Equities & Commodities	17.1%
Natural Resource Equities	11.2%
— Agriculture & Timber	3.3%
— Metals & Mining	4.0%
— Energy	3.9%
Commodities	5.9%
Fixed Income	17.0%
— Real Asset Debt	17.0%
Cash & Other Assets	0.3%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	59.9%
Canada	5.6%
United Kingdom	4.7%
Australia	3.9%
Japan	3.2%
Germany	2.5%
Hong Kong	2.3%
France	1.4%
Italy	1.3%
Switzerland	1.1%
Spain	1.1%
China	0.9%
Luxembourg	0.6%
Singapore	0.6%
Netherlands	0.5%
Austria	0.3%
New Zealand	0.3%
Finland	0.3%
Greece	0.2%
Mexico	0.2%
Sweden	0.2%
United Arab Emirates	0.1%
Ireland	0.1%
Peru	0.1%
Norway	0.1%
South Africa	0.0%
Brazil	0.0%
Belgium	0.0%
Other Assets in Excess of Liabilities	8.5%
Total	100.0%

20Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited) (continued)
June 30, 2016

ASSET ALLOCATION BY SECURITY TYPE
Common Stocks	71.6%
Convertible Preferred Stocks	0.5%
Corporate Bonds	15.4%
Preferred Stocks	3.0%
Term Loans	1.0%
Other Assets in Excess of Liabilities	8.5%
Total	100.0%

TOP TEN HOLDINGS
American Tower Corp.	2.1%
Simon Property Group, Inc.	1.7%
Kinder Morgan, Inc.	1.7%
TransCanada Corp.	1.5%
PG&E Corp.	1.5%
National Grid PLC	1.5%
Crown Castle International Corp.	1.1%
Enterprise Products Partners LP	1.0%
SBA Communications Corp.	0.9%
Vornado Realty Trust	0.9%
2016 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2016

	Shares	Value
COMMON STOCKS – 71.6%
AUSTRALIA – 3.9%
Containers & Packaging – 0.1%
Amcor Ltd.	4,587	$ 51,574
Diversified – 0.1%
Macquarie Atlas Roads Group	21,300	83,071
Electric Utilities & Generation – 0.1%
Origin Energy Ltd.	19,800	86,509
Exploration & Production – 0.6%
BHP Billiton Ltd.	10,633	303,679
Karoon Gas Australia Ltd. [1]	48,000	46,867
Senex Energy Ltd. [1]	59,000	11,425
Total Exploration & Production		361,971
Metals & Mining – 0.1%
South32 Ltd. [1]	59,000	69,194
Pipelines – 0.1%
APA Group	10,900	75,814
Real Estate - Diversified – 0.5%
Dexus Property Group	48,100	326,391
Refineries – 0.1%
Caltex Australia Ltd.	2,200	53,042
Retail – 1.4%
Scentre Group	92,400	342,247
Vicinity Centres	63,700	158,922
Westfield Corp.	40,600	326,127
Total Retail		827,296
Toll Roads – 0.8%
Transurban Group	50,267	452,744
Total AUSTRALIA		2,387,606
AUSTRIA – 0.3%
Metals & Mining – 0.1%
voestalpine AG	1,660	55,868
Office – 0.2%
CA Immobilien Anlagen AG	8,100	135,274
Total AUSTRIA		191,142
BELGIUM – 0.0%
Shipping – 0.0%
Euronav NV	1,270	11,646
Total BELGIUM		11,646
BRAZIL – 0.0%
Basic Materials – 0.0%
Vale SA	3,935	19,911
Total BRAZIL		19,911

See Notes to Financial Statements.
22Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
CANADA – 5.4%
Basic Materials – 0.8%
Agrium, Inc.	1,957	$ 176,952
Barrick Gold Corp.	10,765	229,833
Potash Corporation of Saskatchewan, Inc.	6,039	98,073
Total Basic Materials		504,858
Electricity Transmission & Distribution – 0.1%
Hydro One Ltd. [2]	1,400	28,131
Exploration & Production – 0.5%
Advantage Oil & Gas Ltd. [1]	5,600	31,295
Africa Oil Corp. [1,3]	51,600	75,087
Birchcliff Energy Ltd. [1]	5,300	28,224
Cenovus Energy, Inc.	6,600	91,290
Seven Generations Energy Ltd. [1,3]	5,510	105,172
Total Exploration & Production		331,068
Metals & Mining – 0.4%
First Quantum Minerals Ltd.	4,765	33,452
Goldcorp, Inc.	7,800	149,214
Silver Wheaton Corp.	2,800	65,884
Total Metals & Mining		248,550
Oilfield Services & Equipment – 0.2%
Xtreme Drilling & Coil Services Corp. [1]	46,330	93,596
Pipelines – 3.4%
Enbridge, Inc.	11,900	504,112
Inter Pipeline Ltd.	5,700	120,887
Pembina Pipeline Corp.	13,600	412,624
TransCanada Corp.	20,771	939,876
Veresen, Inc.	11,400	96,621
Total Pipelines		2,074,120
Services – 0.0%
ShawCor Ltd.	950	23,552
Total CANADA		3,303,875
CHINA – 0.9%
Airports – 0.1%
Beijing Capital International Airport Company Ltd.	47,200	51,406
Gas Utilities – 0.3%
ENN Energy Holdings Ltd.	36,700	181,775
Pipelines – 0.1%
Beijing Enterprises Holdings Ltd.	16,700	94,675
Ports – 0.1%
China Merchants Holdings International Company Ltd.	31,869	85,313
Real Estate Operator/Developer – 0.3%
SOHO China Ltd.	327,600	158,163
Total CHINA		571,332

See Notes to Financial Statements.
2016 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
FINLAND – 0.3%
Basic Materials – 0.3%
UPM-Kymmene OYJ	8,578	$ 157,585
Total FINLAND		157,585
FRANCE – 1.4%
Communications – 0.2%
Eutelsat Communications SA	5,400	101,926
Office – 0.2%
Gecina SA	1,100	148,994
Real Estate - Diversified – 0.6%
Unibail-Rodamco SE	1,500	388,043
Toll Roads – 0.4%
Groupe Eurotunnel SE	21,400	226,042
Total FRANCE		865,005
GERMANY – 2.5%
Metals & Mining – 0.1%
thyssenkrupp AG	4,045	81,306
Office – 0.6%
alstria office REIT-AG	29,000	391,501
Real Estate Management/Service – 0.9%
Vonovia SE	14,070	513,754
Residential – 0.3%
Deutsche Wohnen AG	5,300	180,455
Retail – 0.6%
Deutsche EuroShop AG	8,300	379,943
Total GERMANY		1,546,959
HONG KONG – 2.3%
Gas Utilities – 0.5%
China Gas Holdings Ltd.	55,200	84,493
Hong Kong & China Gas Company Ltd.	134,640	246,017
Total Gas Utilities		330,510
Office – 0.7%
Hongkong Land Holdings Ltd.	67,000	410,058
Real Estate - Diversified – 0.3%
Swire Properties Ltd.	59,300	157,999
Retail – 0.8%
The Wharf Holdings Ltd.	83,300	508,341
Total HONG KONG		1,406,908
IRELAND – 0.1%
Containers & Packaging – 0.1%
Smurfit Kappa Group PLC	2,430	53,505
Total IRELAND		53,505

See Notes to Financial Statements.
24Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
ITALY – 1.3%
Pipelines – 0.8%
Snam SpA	80,966	$ 484,052
Toll Roads – 0.5%
Atlantia SpA	11,100	277,334
Total ITALY		761,386
JAPAN – 3.2%
Airports – 0.2%
Japan Airport Terminal Company Ltd.	3,400	123,356
Basic Materials – 0.1%
JFE Holdings, Inc.	4,000	52,181
Metals & Mining – 0.2%
Nippon Steel & Sumitomo Metal Corp.	6,650	128,742
Office – 1.1%
Mitsubishi Estate Company Ltd.	25,100	460,404
Nippon Building Fund, Inc.	33	203,281
Total Office		663,685
Paper & Forest Products – 0.1%
Oji Holdings Corp.	13,455	51,654
Rail – 0.3%
East Japan Railway Co.	2,200	203,881
Real Estate - Diversified – 0.9%
GLP J-REIT	151	190,603
Mitsui Fudosan Company Ltd.	14,600	335,081
Total Real Estate - Diversified		525,684
Residential – 0.3%
Nippon Accommodations Fund, Inc.	47	214,372
Total JAPAN		1,963,555
LUXEMBOURG – 0.3%
Basic Materials – 0.1%
ArcelorMittal [1]	7,900	36,814
Communications – 0.2%
SES SA	6,000	128,446
Total LUXEMBOURG		165,260
MEXICO – 0.2%
Airports – 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	22,000	131,103
Total MEXICO		131,103
NETHERLANDS – 0.5%
Midstream – 0.3%
Koninklijke Vopak NV	3,340	166,264
Retail – 0.2%
Atrium European Real Estate Ltd.	28,821	123,907
Total NETHERLANDS		290,171

See Notes to Financial Statements.
2016 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
NEW ZEALAND – 0.3%
Airports – 0.2%
Auckland International Airport Ltd.	20,000	$ 93,038
Real Estate Operator/Developer – 0.1%
Precinct Properties New Zealand Ltd.	75,814	67,418
Total NEW ZEALAND		160,456
NORWAY – 0.1%
Chemicals – 0.1%
Yara International ASA	1,147	36,437
Total NORWAY		36,437
PERU – 0.1%
Metals & Mining – 0.1%
Southern Copper Corp.	1,600	43,168
Total PERU		43,168
SINGAPORE – 0.6%
Food Products – 0.2%
Golden Agri-Resources Ltd.	155,005	40,557
Wilmar International Ltd.	22,858	55,644
Total Food Products		96,201
Industrial – 0.4%
Global Logistic Properties Ltd.	186,400	251,649
Total SINGAPORE		347,850
SOUTH AFRICA – 0.0%
Basic Materials – 0.0%
Mondi PLC	1,156	21,643
Total SOUTH AFRICA		21,643
SPAIN – 1.1%
Airports – 0.3%
Aena SA [2]	1,600	212,082
Communications – 0.2%
Cellnex Telecom SAU [2]	6,900	108,279
Electricity Transmission & Distribution – 0.3%
Red Electrica Corp. SA	1,700	151,902
Toll Roads – 0.3%
Ferrovial SA	8,784	171,974
Total SPAIN		644,237
SWEDEN – 0.2%
Exploration & Production – 0.1%
Lundin Petroleum AB [1]	2,300	41,913
Metals & Mining – 0.1%
Boliden AB	3,200	62,541
Total SWEDEN		104,454

See Notes to Financial Statements.
26Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND – 1.1%
Airports – 0.5%
Flughafen Zuerich AG	1,750	$ 309,699
Basic Materials – 0.4%
Syngenta AG	2,887	221,693
Metals & Mining – 0.2%
Glencore PLC [1]	77,300	159,326
Total SWITZERLAND		690,718
UNITED ARAB EMIRATES – 0.1%
Ports – 0.1%
DP World Ltd.	4,700	78,123
Total UNITED ARAB EMIRATES		78,123
UNITED KINGDOM – 4.7%
Electricity Transmission & Distribution – 1.5%
National Grid PLC	63,127	928,308
Exploration & Production – 0.1%
Tullow Oil PLC [1]	7,300	25,746
Industrial – 0.2%
Segro PLC	24,900	138,018
Metals & Mining – 0.3%
Anglo American PLC [1]	9,022	88,436
Rio Tinto PLC	2,821	88,297
Total Metals & Mining		176,733
Office – 0.1%
Great Portland Estates PLC	7,600	63,616
Oil, Gas & Consumable Fuels – 0.1%
Ophir Energy PLC [1]	49,102	51,844
Real Estate - Diversified – 0.8%
Land Securities Group PLC	35,500	494,002
Retail – 0.7%
Hammerson PLC	56,500	406,948
Water – 0.9%
Pennon Group PLC	24,700	312,390
United Utilities Group PLC	18,500	256,417
Total Water		568,807
Total UNITED KINGDOM		2,854,022
UNITED STATES – 40.7%
Basic Materials – 1.6%
FMC Corp.	500	23,155
Freeport-McMoRan, Inc. [1]	7,591	84,564
International Paper Co.	2,217	93,956
Monsanto Co.	2,466	255,009
Newmont Mining Corp.	5,132	200,764
Nucor Corp.	2,800	138,348
Packaging Corporation of America	688	46,048

See Notes to Financial Statements.
2016 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Stillwater Mining Co. [1]	8,450	$ 100,217
The Mosaic Co.	764	20,001
Total Basic Materials		962,062
Chemicals – 0.0%
CF Industries Holdings, Inc.	1,108	26,703
Communications – 0.9%
SBA Communications Corp. [1]	5,300	572,082
Containers & Packaging – 0.2%
AptarGroup, Inc.	382	30,228
Bemis Company, Inc.	382	19,669
WestRock Co.	1,216	47,266
Total Containers & Packaging		97,163
Electric Utilities & Generation – 1.6%
Ameren Corp.	5,600	300,048
Edison International	4,400	341,748
NextEra Energy, Inc.	2,600	339,040
Total Electric Utilities & Generation		980,836
Electricity Transmission & Distribution – 2.0%
Eversource Energy	5,000	299,500
PG&E Corp.	14,700	939,624
Total Electricity Transmission & Distribution		1,239,124
Energy – 0.3%
Baker Hughes, Inc.	800	36,104
Helmerich & Payne, Inc.	700	46,991
Newfield Exploration Co. [1]	2,400	106,032
Total Energy		189,127
Exploration & Production – 0.7%
Anadarko Petroleum Corp.	2,370	126,202
Cabot Oil & Gas Corp.	1,500	38,610
Cimarex Energy Co.	500	59,660
Concho Resources, Inc. [1]	600	71,562
Parsley Energy, Inc. [1]	4,030	109,052
Total Exploration & Production		405,086
Food Products – 0.3%
Archer-Daniels-Midland Co.	3,074	131,844
Ingredion, Inc.	612	79,199
Total Food Products		211,043
Gas Utilities – 1.7%
NiSource, Inc.	20,400	541,008
ONE Gas, Inc.	2,500	166,475
Southwest Gas Corp.	3,700	291,227
Spire, Inc.	900	63,756
Total Gas Utilities		1,062,466
Healthcare – 1.9%
Care Capital Properties, Inc.	8,675	227,372

See Notes to Financial Statements.
28Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Physicians Realty Trust	10,597	$ 222,643
Ventas, Inc.	3,700	269,434
Welltower, Inc.	5,500	418,935
Total Healthcare		1,138,384
Hotel – 1.0%
DiamondRock Hospitality Co.	11,700	105,651
Hersha Hospitality Trust	6,700	114,905
Host Hotels & Resorts, Inc.	22,200	359,862
Sunstone Hotel Investors, Inc.	1,300	15,691
Total Hotel		596,109
Industrial – 0.7%
Deere & Co.	500	40,520
Prologis, Inc.	8,100	397,224
Total Industrial		437,744
Infrastructure - Diversified – 0.3%
CenterPoint Energy, Inc.	7,100	170,400
Metals & Mining – 0.2%
Alcoa, Inc.	11,500	106,605
Midstream – 3.8%
Cone Midstream Partners LP	8,810	152,765
Enable Midstream Partners LP	6,400	86,464
EQT Midstream Partners LP	4,220	338,866
Gener8 Maritime, Inc. [1]	20,700	132,480
Rice Midstream Partners LP	3,127	63,885
Rice Midstream Partners LP	11,600	236,988
Sunoco Logistics Partners LP	8,410	241,788
Targa Resources Corp.	10,610	447,105
The Williams Companies, Inc.	23,000	497,490
Western Gas Partners LP	2,520	127,008
Total Midstream		2,324,839
Mixed – 0.7%
Kilroy Realty Corp.	4,400	291,676
Liberty Property Trust	3,500	139,020
Total Mixed		430,696
Office – 2.1%
Brandywine Realty Trust	12,300	206,640
Corporate Office Properties Trust	7,200	212,904
Equity Commonwealth [1]	5,000	145,650
Highwoods Properties, Inc.	6,400	337,920
SL Green Realty Corp.	3,800	404,586
Total Office		1,307,700
Oil, Gas & Consumable Fuels – 0.4%
Exxon Mobil Corp.	1,300	121,862
Gulfport Energy Corp. [1]	2,100	65,646
Hess Corp.	1,390	83,539
Total Oil, Gas & Consumable Fuels		271,047

See Notes to Financial Statements.
2016 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Oilfield Services & Equipment – 0.5%
Aspen Technology, Inc. [1]	2,860	$ 115,086
Bristow Group, Inc.	1,900	21,679
National Oilwell Varco, Inc.	1,106	37,217
Schlumberger Ltd.	1,260	99,641
Weatherford International PLC [1]	2,700	14,985
Total Oilfield Services & Equipment		288,608
Other – 0.7%
CyrusOne, Inc.	6,000	333,960
Rice Energy, Inc. [1]	4,830	106,453
Total Other		440,413
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp. [1]	1,758	30,501
Pipelines – 7.5%
Boardwalk Pipeline Partners LP	22,400	390,880
Buckeye Partners LP	3,630	255,298
Columbia Pipeline Partners LP	14,490	217,350
Enbridge Energy Partners LP	10,050	233,160
Energy Transfer Partners LP	12,830	488,438
Enterprise Products Partners LP	20,320	594,563
Kinder Morgan, Inc.	54,200	1,014,624
MPLX LP	10,200	343,026
SemGroup Corp.	1,700	55,352
Sempra Energy	3,000	342,060
Spectra Energy Corp.	4,700	172,161
Spectra Energy Partners LP	2,960	139,653
Williams Partners LP	9,260	320,766
Total Pipelines		4,567,331
Real Estate - Diversified – 0.9%
Vornado Realty Trust	5,700	570,684
Refineries – 0.2%
Tesoro Corp.	600	44,952
Valero Energy Corp.	1,300	66,300
Total Refineries		111,252
Regional Malls – 2.1%
CBL & Associates Properties, Inc.	21,800	202,958
Simon Property Group, Inc.	4,820	1,045,458
Total Regional Malls		1,248,416
Residential – 1.6%
American Homes 4 Rent	12,900	264,192
AvalonBay Communities, Inc.	1,504	271,307
Camden Property Trust	3,200	282,944
Equity Residential	2,000	137,760
Total Residential		956,203
Retail – 0.5%
The Home Depot, Inc.	382	48,778

See Notes to Financial Statements.
30Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Shares	Value
COMMON STOCKS (continued)
Urban Edge Properties	5,700	$ 170,202
WP Glimcher, Inc.	7,400	82,806
Total Retail		301,786
Shipping – 0.0%
DHT Holdings, Inc.	2,300	11,569
Specialty – 0.5%
Outfront Media, Inc.	12,100	292,457
Strip Centers – 0.3%
DDR Corp.	9,000	163,260
Telecommunications – 3.2%
American Tower Corp.	11,200	1,272,432
Crown Castle International Corp.	6,500	659,295
Total Telecommunications		1,931,727
Timber – 0.1%
Weyerhaeuser Co.	2,324	69,185
Triple Net Lease – 1.2%
Gramercy Property Trust	35,300	325,466
MGM Growth Properties LLC	7,700	205,436
Spirit Realty Capital, Inc.	16,400	209,428
Total Triple Net Lease		740,330
Water – 0.9%
American Water Works Company, Inc.	6,300	532,413
Total UNITED STATES		24,785,351
Total COMMON STOCKS (Cost $39,991,277)		43,593,408
CONVERTIBLE PREFERRED STOCKS – 0.5%
UNITED STATES – 0.5%
Office – 0.3%
Equity Commonwealth, 6.50%	6,046	159,191
Triple Net Lease – 0.2%
Lexington Realty Trust, 6.50%	2,359	118,870
Total UNITED STATES		278,061
Total CONVERTIBLE PREFERRED STOCKS (Cost $266,344)		278,061

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS – 15.4%
GREECE – 0.2%
Services – 0.2%
Dynagas LNG Partners LP	6.25%	10/30/19	175	$ 152,250
Total GREECE				152,250

See Notes to Financial Statements.
2016 Semi-Annual Report31

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
LUXEMBOURG – 0.3%
Telecommunications – 0.3%
Intelsat Luxembourg SA	7.75%	06/01/21	775	$ 189,875
Total LUXEMBOURG				189,875
UNITED STATES – 14.9%
Energy – 3.4%
Blue Racer Midstream LLC [2]	6.13	11/15/22	350	331,625
Crestwood Midstream Partners LP [2]	6.25	04/01/23	175	161,000
EP Energy LLC	6.38	06/15/23	325	195,000
Ferrellgas LP	6.75	01/15/22	225	204,750
Global Partners LP	6.25	07/15/22	300	249,750
Holly Energy Partners LP	6.50	03/01/20	325	326,625
Suburban Propane Partners LP	5.50	06/01/24	275	270,188
Targa Resources Partners LP	5.25	05/01/23	350	330,750
Total Energy				2,069,688
Healthcare – 1.9%
CHS/Community Health Systems, Inc.	6.88	02/01/22	375	328,125
HCA, Inc.	5.25	06/15/26	300	311,438
Quorum Health Corp. [2]	11.63	04/15/23	225	226,125
Tenet Healthcare Corp.	8.13	04/01/22	300	307,440
Total Healthcare				1,173,128
Media – 1.6%
CCO Holdings LLC	5.75	01/15/24	325	342,030
Lamar Media Corp.	5.38	01/15/24	300	310,500
Mediacom Broadband LLC	6.38	04/01/23	300	313,500
Total Media				966,030
Pipelines – 0.6%
MPLX LP [2]	4.88	12/01/24	350	340,956
Services – 0.8%
Terex Corp.	6.00	05/15/21	100	100,125
United Rentals North America, Inc.	5.75	11/15/24	350	352,625
Total Services				452,750
Telecommunications – 3.7%
CenturyLink, Inc.	7.65	03/15/42	400	338,000
Crown Castle International Corp.	5.25	01/15/23	300	336,618
CyrusOne LP	6.38	11/15/22	300	312,000
FairPoint Communications, Inc. [2]	8.75	08/15/19	300	295,500
Frontier Communications Corp.	11.00	09/15/25	325	336,375
Level 3 Financing, Inc.	5.38	05/01/25	325	322,562
Zayo Group LLC	6.00	04/01/23	325	329,875
Total Telecommunications				2,270,930
Transportation – 0.7%
Teekay Offshore Partners LP	6.00	07/30/19	250	200,000

See Notes to Financial Statements.
32Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
Watco Companies LLC [2]	6.38%	04/01/23	250	$ 247,500
Total Transportation				447,500
Utility – 2.2%
AES Corp.	4.88	05/15/23	325	320,938
Dynegy, Inc.	6.75	11/01/19	325	325,406
NRG Energy, Inc.	6.25	07/15/22	350	339,500
NRG Yield Operating LLC	5.38	08/15/24	350	348,250
Total Utility				1,334,094
Total UNITED STATES				9,055,076
Total CORPORATE BONDS (Cost $10,214,234)				9,397,201

	Shares	Value
PREFERRED STOCKS – 3.0%
UNITED STATES – 3.0%
Office – 1.0%
CoreSite Realty Corp., Series A, 7.25%	10,361	$ 274,048
Kilroy Realty Corp., Series H, 6.38%	2,642	68,164
Vornado Realty Trust, Series K, 5.70%	11,126	289,721
Total Office		631,933
Other – 0.3%
Digital Realty Trust, Inc., Series G, 5.88%	4,589	118,488
DuPont Fabros Technology, Inc., Series C, 6.63%	2,949	80,508
Total Other		198,996
Residential – 0.7%
American Homes 4 Rent, Series A, 5.00%	14,881	398,215
Self Storage – 0.5%
Public Storage, Series U, 5.63%	11,354	300,994
Strip Centers – 0.2%
DDR Corp., Series K, 6.25%	5,632	150,600
Triple Net Lease – 0.3%
EPR Properties, Series F, 6.63%	2,802	74,001
Gramercy Property Trust, Series A, 7.13%	3,558	94,803
Total Triple Net Lease		168,804
Total UNITED STATES		1,849,542
Total PREFERRED STOCKS (Cost $1,765,975)		1,849,542

	Interest Rate	Maturity	Principal Amount (000s)	Value
TERM LOANS – 1.0%
CANADA – 0.2%
MEG Energy Corp. [3,4]	3.75%	03/31/20	$ 149	$ 130,780
Total CANADA				130,780

See Notes to Financial Statements.
2016 Semi-Annual Report33

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2016

	Interest Rate	Maturity	Principal Amount (000s)	Value
TERM LOANS (continued)
UNITED STATES – 0.8%
FMG Resources August 2006 Property Ltd. [3,4]	4.25%	06/30/19	$ 208	$ 199,026
Four Seasons Holdings, Inc. [3,4]	6.25	12/28/20	250	248,908
Total UNITED STATES				447,933
Total TERM LOANS (Cost $553,570)				578,713
Total Investments – 91.5% (Cost $52,791,400)				55,696,925
Other Assets in Excess of Liabilities – 8.5%				5,149,360
TOTAL NET ASSETS – 100.0%				$ 60,846,285

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Non-income producing security.
2	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the total value of all such securities was $1,951,198 or 3.2% of net assets.
3	— Private Placement.
4	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2016.

See Notes to Financial Statements.
34Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2016

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$362,625,668	$1,337,959,256	$45,436,394	$55,696,925
Cash	2,171,693	2,888,412	2,103,037	4,613,092
Cash on deposit with brokers for swap contracts	—	—	—	260,000
Dividends receivable	1,706,890	5,154,403	233,175	328,465
Receivable for investments sold	7,781,091	9,213,392	116,262	275,599
Receivable for fund shares sold	61,435	2,591,243	—	—
Prepaid expenses	40,237	74,936	36,874	36,445
Total assets	374,387,014	1,357,881,642	47,925,742	61,210,526
Liabilities:
Payable for investments purchased	3,130,186	2,930,279	263,386	250,935
Payable for fund shares purchased	175,763	1,009,597	15,592	—
Payable for swap contracts	—	—	—	20,812
Distribution fee payable	247,244	29,128	2,587	21
Investment advisory fee payable, net	245,107	752,528	6,729	15,688
Administration fee payable	44,941	162,046	5,632	7,328
Trustees' fee payable	7,112	9,851	1,754	1,920
Accrued expenses	127,162	164,731	51,030	67,537
Total liabilities	3,977,515	5,058,160	346,710	364,241
Commitments and contingencies (Note 9)
Net Assets	$370,409,499	$1,352,823,482	$47,579,032	$60,846,285
Composition of Net Assets:
Paid-in capital (Note 5)	$378,134,459	$1,311,344,984	$42,874,590	$66,116,209
Distributions in excess of net investment income	(6,917,640)	(21,975,145)	(743,692)	(538,679)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(63,784,863)	(21,214,879)	(751,741)	(7,614,229)
Net unrealized appreciation on investments, swap contracts and foreign currency	62,977,543	84,668,522	6,199,875	2,882,984
Net assets applicable to capital shares outstanding	$370,409,499	$1,352,823,482	$47,579,032	$60,846,285
Total investments at cost	$299,594,952	$1,253,268,945	$39,236,519	$52,791,400
Net Assets
Class A Shares — Net Assets	$ 25,026,559	$ 18,008,923	$ 105,109	$ 956
Shares outstanding	1,972,055	1,344,784	9,272	105
Net asset value and redemption price per share	$ 12.69	$ 13.39	$ 11.34	$ 9.12*
Offering price per share based on a maximum sales charge of 4.75%	$ 13.32	$ 14.06	$ 11.91	$ 9.57
Class C Shares — Net Assets	$ 17,116,058	$ 7,627,834	$ 482,897	$ 947
Shares outstanding	1,364,597	572,279	42,625	104
Net asset value and redemption price per share	$ 12.54	$ 13.33	$ 11.33	$ 9.13*
Class Y Shares — Net Assets	$ 87,250,377	$ 905,658,303	$ 478,313	$ 4,365,451
Shares outstanding	6,860,321	67,507,051	42,375	480,086
Net asset value and redemption price per share	$ 12.72	$ 13.42	$ 11.29	$ 9.09
Class I Shares — Net Assets	$241,016,505	$ 421,528,422	$46,512,713	$56,478,931
Shares outstanding	18,945,005	31,447,928	4,128,721	6,220,010
Net asset value and redemption price per share	$ 12.72	$ 13.40	$ 11.27	$ 9.08

*	Net asset value does not calculate due to fractional shares outstanding.

See Notes to Financial Statements.
2016 Semi-Annual Report35

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2016

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends (net of foreign withholding tax of $422,609, $624,971, $0 and $31,890)	$ 4,885,574	$ 18,094,358	$ 484,157	$ 576,379
Interest	—	—	—	421,824
Total investment income	4,885,574	18,094,358	484,157	998,203
Expenses:
Investment advisory fees (Note 3)	1,408,176	4,628,138	189,440	229,772
Administration fees (Note 3)	248,502	925,628	37,888	40,548
Distribution fees — Class A	33,549	27,727	105	2
Distribution fees — Class C	81,146	34,520	2,044	4
Fund accounting fees	62,617	109,151	32,146	47,509
Transfer agent fees	57,186	172,805	26,964	27,931
Registration fees	50,235	57,486	31,033	28,799
Custodian fees	35,128	70,629	4,761	29,378
Trustees' fees	29,833	80,782	11,516	11,663
Audit and tax services	22,984	22,250	19,793	22,684
Insurance	19,902	37,039	1,330	2,427
Legal fees	19,661	47,914	8,127	8,923
Reports to shareholders	15,134	61,419	1,442	1,803
Miscellaneous	5,227	8,653	2,240	2,553
Total operating expenses	2,089,280	6,284,141	368,829	453,996
Less expenses reimbursed by the investment adviser (Note 3)	(152,240)	(359,586)	(126,725)	(156,587)
Net expenses	1,937,040	5,924,555	242,104	297,409
Net investment income	2,948,534	12,169,803	242,053	700,794
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	(15,004,324)	(11,298,837)	(1,124,278)	(3,626,693)
Swap contracts	—	—	—	371,895
Foreign currency transactions	(105,558)	(146,882)	—	(4,062)
Net realized loss	(15,109,882)	(11,445,719)	(1,124,278)	(3,258,860)
Net change in unrealized appreciation (depreciation) on:
Investments	67,011,620	106,839,484	5,739,554	9,077,789
Swap contracts	—	—	—	(42,960)
Foreign currency translations	(13,040)	(15,422)	—	(1,678)
Net change in unrealized appreciation	66,998,580	106,824,062	5,739,554	9,033,151
Net realized and unrealized gain	51,888,698	95,378,343	4,615,276	5,774,291
Net increase in net assets resulting from operations	$ 54,837,232	$107,548,146	$ 4,857,329	$ 6,475,085

See Notes to Financial Statements.
36Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 2,948,534	$ 6,444,066	$ 12,169,803	$ 15,078,929
Net realized gain (loss) on investments, swap contracts, and foreign currency transactions	(15,109,882)	(45,041,288)	(11,445,719)	7,006,397
Net unrealized appreciation (depreciation) on investments, swap contracts, foreign currency and foreign currency translations	66,998,580	(56,658,885)	106,824,062	(38,204,301)
Net increase (decrease) in net assets resulting from operations	54,837,232	(95,256,107)	107,548,146	(16,118,975)
Distributions to Shareholders:
From net investment income:
Class A shares	(493,613)	(367,588)	(415,293)	(799,347)
Class C shares	(260,168)	(135,522)	(113,479)	(158,625)
Class Y shares	(1,698,053)	(986,233)	(17,308,462)	(16,903,504)
Class I shares	(4,470,451)	(1,825,491)	(8,277,285)	(11,310,399)
From net realized gain on investments:
Class A shares	—	—	—	(154,127)
Class C shares	—	—	—	(36,578)
Class Y shares	—	—	—	(3,914,857)
Class I shares	—	—	—	(1,992,357)
From return of capital:
Class A shares	—	(1,394,631)	—	(40,462)
Class C shares	—	(514,169)	—	(8,029)
Class Y shares	—	(3,741,764)	—	(855,626)
Class I shares	—	(6,925,909)	—	(572,512)
Total distributions paid	(6,922,285)	(15,891,307)	(26,114,519)	(36,746,423)
Capital Share Transactions (Note 6):
Subscriptions	47,424,530	233,127,321	207,979,379	1,063,318,099
Reinvestments of distributions	6,558,478	14,514,467	23,369,756	33,146,395
Redemptions	(45,995,058)	(301,750,801)	(166,284,317)	(180,624,269)
Redemption fees	4,654	100,639	26,696	115,394
Net increase (decrease) in capital share transactions	7,992,604	(54,008,374)	65,091,514	915,955,619
Total increase (decrease) in net assets	55,907,551	(165,155,788)	146,525,141	863,090,221
Net Assets:
Beginning of period	314,501,948	479,657,736	1,206,298,341	343,208,120
End of period	$370,409,499	$ 314,501,948	$1,352,823,482	$1,206,298,341
Distributions in excess of net investment income	$ (6,917,640)	$ (2,943,889)	$ (21,975,145)	$ (8,030,429)

See Notes to Financial Statements.
2016 Semi-Annual Report37

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 242,053	$ 1,009,506	$ 700,794	$ 1,266,969
Net realized gain (loss) on investments, swap contracts, and foreign currency transactions	(1,124,278)	2,296,691	(3,258,860)	(4,377,660)
Net unrealized appreciation (depreciation) on investments, swap contracts, foreign currency and foreign currency translations	5,739,554	(3,266,746)	9,033,151	(5,549,645)
Net increase (decrease) in net assets resulting from operations	4,857,329	39,451	6,475,085	(8,660,336)
Distributions to Shareholders:
From net investment income:
Class A shares	(1,740)	(2,245)	(16)	(18)
Class C shares	(6,614)	(2,253)	(14)	(13)
Class Y shares	(8,872)	(9,675)	(66,882)	(47,947)
Class I shares	(968,519)	(1,480,494)	(1,080,147)	(1,265,129)
From net realized gain on investments:
Class A shares	—	(345)	—	—
Class C shares	—	(6,805)	—	—
Class Y shares	—	(11,769)	—	—
Class I shares	—	(2,131,368)	—	—
From return of capital:
Class A shares	—	—	—	(5)
Class C shares	—	—	—	(4)
Class Y shares	—	—	—	(14,845)
Class I shares	—	—	—	(391,700)
Total distributions paid	(985,745)	(3,644,954)	(1,147,059)	(1,719,661)
Capital Share Transactions (Note 6):
Subscriptions	346,838	19,799,907	2,054,687	40,035,423
Reinvestments of distributions	949,369	3,644,954	1,078,835	1,618,018
Redemptions	(10,109,866)	(337,974)	(80,455)	(3,156,246)
Redemption fees	—	1,128	—	—
Net increase (decrease) in capital share transactions	(8,813,659)	23,108,015	3,053,067	38,497,195
Total increase (decrease) in net assets	(4,942,075)	19,502,512	8,381,093	28,117,198
Net Assets:
Beginning of period	52,521,107	33,018,595	52,465,192	24,347,994
End of period	$ 47,579,032	$52,521,107	$60,846,285	$52,465,192
Distributions in excess of net investment income	$ (743,692)	$ —	$ (538,679)	$ (92,414)

See Notes to Financial Statements.
38Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement	Net investment income (loss)	Net investment income (loss), excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2016(6)	$11.06	0.08	1.78	1.86	(0.23)	—	—	(0.23)	0.00 (3)	$12.69	17.04% (4)	$ 25,027	1.44% (5)	1.35% (5)	1.41% (5)	1.32% (5)	50% (4)
December 31, 2015	$14.15	0.15	(2.83)	(2.68)	(0.10)	—	(0.31)	(0.41)	0.00 (3)	$11.06	-19.28%	$ 31,989	1.41%	1.35%	1.13%	1.07%	98%
December 31, 2014	$13.91	0.15	0.88	1.03	(0.22)	(0.57)	—	(0.79)	0.00 (3)	$14.15	7.27%	$ 74,164	1.44%	1.35%	1.01%	0.92%	85%
December 31, 2013	$11.61	0.17	2.46	2.63	(0.22)	(0.11)	—	(0.33)	0.00 (3)	$13.91	22.86%	$104,349	1.51%	1.35%	1.30%	1.14%	64%
December 31, 2012	$10.15	0.21	1.50	1.71	(0.11)	(0.14)	—	(0.25)	0.00 (3)	$11.61	16.87%	$ 16,547	2.16%	1.42%	1.85%	1.11%	88%
December 31, 2011(1)	$10.13	0.00 (3)	0.02	0.02	(0.00) (3)	—	—	(0.00) (3)	—	$10.15	0.20% (4)	$ 2,302	34.45% (5)	1.60% (5)	(1.60)% (5)	(34.45)% (5)	1% (4)
Class C:
June 30, 2016(6)	$10.93	0.04	1.76	1.80	(0.19)	—	—	(0.19)	—	$12.54	16.55% (4)	$ 17,116	2.19% (5)	2.10% (5)	0.76% (5)	0.67% (5)	50% (4)
December 31, 2015	$13.98	0.05	(2.79)	(2.74)	(0.08)	—	(0.23)	(0.31)	0.00 (3)	$10.93	-19.91%	$ 18,026	2.16%	2.10%	0.41%	0.35%	98%
December 31, 2014	$13.80	0.04	0.86	0.90	(0.15)	(0.57)	—	(0.72)	0.00 (3)	$13.98	6.41%	$ 33,470	2.19%	2.10%	0.24%	0.15%	85%
December 31, 2013	$11.57	0.08	2.43	2.51	(0.17)	(0.11)	—	(0.28)	0.00 (3)	$13.80	21.85%	$ 15,378	2.26%	2.10%	0.58%	0.42%	64%
December 31, 2012(1)	$11.02	0.10	0.69	0.79	(0.10)	(0.14)	—	(0.24)	—	$11.57	7.19% (4)	$ 829	2.63% (5)	2.13% (5)	1.67% (5)	1.17% (5)	88%
Class Y:
June 30, 2016(6)	$11.08	0.10	1.78	1.88	(0.24)	—	—	(0.24)	0.00 (3)	$12.72	17.14% (4)	$ 87,250	1.19% (5)	1.10% (5)	1.84% (5)	1.75% (5)	50% (4)
December 31, 2015	$14.18	0.18	(2.84)	(2.66)	(0.12)	—	(0.33)	(0.45)	0.01	$11.08	-19.01%	$ 77,826	1.16%	1.10%	1.37%	1.31%	98%
December 31, 2014	$13.93	0.19	0.88	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (3)	$14.18	7.54%	$199,436	1.19%	1.10%	1.22%	1.13%	85%
December 31, 2013	$11.62	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (3)	$13.93	23.11%	$ 76,014	1.26%	1.10%	1.49%	1.33%	64%
December 31, 2012	$10.15	0.24	1.49	1.73	(0.12)	(0.14)	—	(0.26)	—	$11.62	17.06%	$ 20,300	1.67%	1.13%	2.86%	2.32%	88%
December 31, 2011(1)	$10.00	0.03	0.13	0.16	(0.01)	—	—	(0.01)	—	$10.15	1.58% (4)	$ 13	18.59% (5)	1.35% (5)	1.66% (5)	(15.39)% (5)	1% (4)
Class I:
June 30, 2016(6)	$11.08	0.11	1.77	1.88	(0.24)	—	—	(0.24)	—	$12.72	17.14% (4)	$241,017	1.19% (5)	1.10% (5)	1.88% (5)	1.79% (5)	50% (4)
December 31, 2015	$14.19	0.20	(2.86)	(2.66)	(0.07)	—	(0.38)	(0.45)	0.00 (3)	$11.08	-19.06%	$186,661	1.16%	1.10%	1.56%	1.50%	98%
December 31, 2014	$13.94	0.18	0.89	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (3)	$14.19	7.53%	$172,587	1.19%	1.10%	1.21%	1.12%	85%
December 31, 2013	$11.63	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (3)	$13.94	23.09%	$185,085	1.26%	1.10%	1.49%	1.33%	64%
December 31, 2012	$10.15	0.24	1.50	1.74	(0.12)	(0.14)	—	(0.26)	—	$11.63	17.16%	$ 83,088	1.78%	1.17%	2.06%	1.45%	88%
December 31, 2011(1)	$10.00	0.02	0.14	0.16	(0.01)	—	—	(0.01)	—	$10.15	1.58% (4)	$ 10,117	19.53% (5)	1.35% (5)	1.66% (5)	(16.34)% (5)	1% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Class A was incepted on December 29, 2011, Class C was incepted on May 1, 2012 and Classes Y and I were incepted on December 1, 2011.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Rounds to less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	For the Six Months Ended June 30, 2016. (Unaudited)

See Notes to Financial Statements.
2016 Semi-Annual Report39

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement	Net investment income	Net investment income (loss), excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2016(6)	$12.61	0.10	0.93	1.03	(0.25)	—	—	(0.25)	0.00 (3)	$13.39	8.21% (4)	$ 18,009	1.26% (5)	1.20% (5)	1.68% (5)	1.62% (5)	31% (4)
December 31, 2015	$13.30	0.23	(0.43)	(0.20)	(0.40)	(0.07)	(0.02)	(0.49)	0.00 (3)	$12.61	-1.55%	$ 30,280	1.31%	1.20%	1.75%	1.64%	60%
December 31, 2014	$11.85	0.35	1.92	2.27	(0.47)	(0.35)	—	(0.82)	0.00 (3)	$13.30	19.25%	$ 5,812	1.41%	1.20%	2.64%	2.43%	108%
December 31, 2013	$11.99	0.21	0.38	0.59	(0.25)	(0.48)	—	(0.73)	0.00 (3)	$11.85	4.99%	$ 4,942	1.66%	1.20%	1.69%	1.23%	147%
December 31, 2012(1)	$11.57	0.14	1.50	1.64	(0.55)	(0.67)	—	(1.22)	—	$11.99	14.89% (4)	$ 639	2.54% (5)	1.23% (5)	2.08% (5)	0.77% (5)	106%
Class C:
June 30, 2016(6)	$12.55	0.06	0.92	0.98	(0.20)	—	—	(0.20)	0.00 (3)	$13.33	7.90% (4)	$ 7,628	2.01% (5)	1.95% (5)	0.95% (5)	0.89% (5)	31% (4)
December 31, 2015	$13.24	0.12	(0.43)	(0.31)	(0.30)	(0.07)	(0.02)	(0.39)	0.01	$12.55	-2.31%	$ 7,050	2.06%	1.95%	0.90%	0.79%	60%
December 31, 2014	$11.83	0.31	1.85	2.16	(0.40)	(0.35)	—	(0.75)	—	$13.24	18.27%	$ 4,188	2.16%	1.95%	2.31%	2.10%	108%
December 31, 2013	$12.00	0.11	0.39	0.50	(0.19)	(0.48)	—	(0.67)	—	$11.83	4.18%	$ 833	2.41%	1.95%	0.91%	0.45%	147%
December 31, 2012(1)	$11.57	0.07	1.52	1.59	(0.49)	(0.67)	—	(1.16)	—	$12.00	14.39% (4)	$ 67	3.55% (5)	2.04% (5)	1.29% (5)	(0.22)% (5)	106%
Class Y:
June 30, 2016(6)	$12.63	0.12	0.93	1.05	(0.26)	—	—	(0.26)	0.00 (3)	$13.42	8.33% (4)	$905,658	1.01% (5)	0.95% (5)	1.99% (5)	1.93% (5)	31% (4)
December 31, 2015	$13.32	0.28	(0.45)	(0.17)	(0.42)	(0.07)	(0.03)	(0.52)	0.00 (3)	$12.63	-1.33%	$779,226	1.06%	0.95%	2.11%	2.00%	60%
December 31, 2014	$11.87	0.41	1.90	2.31	(0.51)	(0.35)	—	(0.86)	0.00 (3)	$13.32	19.51%	$120,367	1.16%	0.95%	3.09%	2.88%	108%
December 31, 2013	$12.01	0.25	0.37	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (3)	$11.87	5.20%	$ 51,694	1.41%	0.95%	1.98%	1.52%	147%
December 31, 2012	$10.02	0.22	3.00	3.22	(0.56)	(0.67)	—	(1.23)	—	$12.01	32.93%	$ 9,101	3.24%	1.11%	3.64%	1.51%	106%
December 31, 2011(1)	$10.00	0.04	0.02	0.06	(0.04)	—	—	(0.04)	—	$10.02	0.59% (4)	$ 13	25.79% (5)	1.25% (5)	3.35% (5)	(21.19)% (5)	0% (4)
Class I:
June 30, 2016(6)	$12.62	0.12	0.92	1.04	(0.26)	—	—	(0.26)	0.00 (3)	$13.40	8.34% (4)	$421,528	1.01% (5)	0.95% (5)	1.97% (5)	1.91% (5)	31% (4)
December 31, 2015	$13.32	0.25	(0.43)	(0.18)	(0.43)	(0.07)	(0.02)	(0.52)	0.00 (3)	$12.62	-1.40%	$389,743	1.06%	0.95%	1.88%	1.77%	60%
December 31, 2014	$11.86	0.36	1.96	2.32	(0.51)	(0.35)	—	(0.86)	0.00 (3)	$13.32	19.61%	$212,842	1.16%	0.95%	2.69%	2.48%	108%
December 31, 2013	$12.00	0.23	0.39	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (3)	$11.86	5.20%	$ 69,846	1.41%	0.95%	1.86%	1.40%	147%
December 31, 2012	$10.02	0.21	3.00	3.21	(0.56)	(0.67)	—	(1.23)	—	$12.00	32.83%	$ 27,926	2.65%	1.05%	1.81%	0.21%	106%
December 31, 2011(1)	$10.00	0.04	0.02	0.06	(0.04)	—	—	(0.04)	—	$10.02	0.59% (4)	$ 5,041	25.79% (5)	1.25% (5)	3.35% (5)	(21.19)% (5)	0% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A and C were incepted on May 1, 2012 and Classes Y and I were incepted on December 1, 2011.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Rounds to less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	For the Six Months Ended June 30, 2016. (Unaudited)

See Notes to Financial Statements.
40Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(3)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Total distributions paid	Redemption fees	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement	Net investment income	Net investment income (loss), excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2016(7)	$10.47	0.04	1.03	1.07	(0.20)	—	(0.20)	—	$11.34	10.38% (4)	$ 105	1.70% (5)	1.20% (5)	0.83% (5)	0.33% (5)	44% (4)
December 31, 2015	$11.77	0.27	(0.87)	(0.60)	(0.29)	(0.45)	(0.74)	0.04	$10.47	-4.69%	$ 85	1.78%	1.20%	2.33%	1.75%	78%
December 31, 2014	$10.11	0.68	2.22	2.90	(0.36)	(0.88)	(1.24)	—	$11.77	28.66%	$ 123	2.40%	1.20%	5.61%	4.41%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	(0.05)	—	$10.11	1.62% (4)	$ 1	3.82% (2),(5)	0.80% (2),(5)	8.17% (2),(5)	5.15% (2),(5)	4% (4)
Class C:
June 30, 2016(7)	$10.47	0.00 (6)	0.03	1.03	(0.17)	—	(0.17)	—	$11.33	9.91% (4)	$ 483	2.45% (5)	1.95% (5)	0.01% (5)	(0.49)% (5)	44% (4)
December 31, 2015	$11.77	0.17	(0.80)	(0.63)	(0.22)	(0.45)	(0.67)	—	$10.47	-5.18%	$ 360	2.53%	1.95%	1.58%	1.00%	78%
December 31, 2014	$10.11	0.26	2.56	2.82	(0.28)	(0.88)	(1.16)	—	$11.77	27.78%	$ 1	3.15%	1.95%	2.27%	1.07%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	(0.05)	—	$10.11	1.58% (4)	$ 1	4.54% (2),(5)	1.52% (2),(5)	7.45% (2),(5)	4.43% (2),(5)	4% (4)
Class Y:
June 30, 2016(7)	$10.42	0.05	1.03	1.08	(0.21)	—	(0.21)	—	$11.29	10.55% (4)	$ 478	1.45% (5)	0.95% (5)	1.04% (5)	0.54% (5)	44% (4)
December 31, 2015	$11.77	0.29	(0.83)	(0.54)	(0.38)	(0.45)	(0.83)	0.02	$10.42	-4.30%	$ 284	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.83	2.10	2.93	(0.39)	(0.88)	(1.27)	—	$11.77	28.98%	$ 118	2.15%	0.95%	6.78%	5.58%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	(0.05)	—	$10.11	1.64% (4)	$ 1	3.46% (2),(5)	0.44% (2),(5)	8.54% (2),(5)	5.52% (2),(5)	4% (4)
Class I:
June 30, 2016(7)	$10.41	0.05	1.02	1.07	(0.21)	—	(0.21)	—	$11.27	10.46% (4)	$46,513	1.45% (5)	0.95% (5)	0.95% (5)	0.45% (5)	44% (4)
December 31, 2015	$11.77	0.29	(0.82)	(0.53)	(0.38)	(0.45)	(0.83)	0.00 (6)	$10.41	-4.38%	$51,792	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.38	2.55	2.93	(0.39)	(0.88)	(1.27)	—	$11.77	28.98%	$32,776	2.15%	0.95%	3.30%	2.10%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	(0.05)	—	$10.11	1.64% (4)	$25,408	3.59% (2),(5)	0.61% (2),(5)	7.58% (2),(5)	4.60% (2),(5)	4% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on December 11, 2013.
(2)	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.16% and 1.20% for Class A, 4.89% and 1.95% for Class C, 3.80% and 0.95% for Class Y and 3.93% and 0.95% for Class I, respectively.
(3)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(4)	Not annualized.
(5)	Annualized.
(6)	Rounds to less than $0.005.
(7)	For the Six Months Ended June 30, 2016. (Unaudited)

See Notes to Financial Statements.
2016 Semi-Annual Report41

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2016(5)	$ 8.28	0.11	0.89	1.00	(0.16)	—	—	(0.16)	—	$9.12	12.03% (3)	$ 1	1.93% (4)	1.35% (4)	2.65% (4)	2.07% (4)	52% (3)
December 31, 2015	$ 9.72	0.19	(1.40)	(1.21)	(0.18)	—	(0.05)	(0.23)	—	$8.28	-12.58%	$ 1	2.12%	1.35%	2.07%	1.30%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.55% (3)	$ 1	3.56% (4)	1.35% (4)	2.33% (4)	0.12% (4)	7% (3)
Class C:
June 30, 2016(5)	$ 8.29	0.04	0.94	0.98	(0.14)	—	—	(0.14)	—	$9.13	11.89% (3)	$ 1	2.68% (4)	2.10% (4)	1.54% (4)	0.96% (4)	52% (3)
December 31, 2015	$ 9.72	0.12	(1.38)	(1.26)	(0.13)	—	(0.04)	(0.17)	—	$8.29	-13.08%	$ 1	2.87%	2.10%	1.33%	0.56%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.63% (3)	$ 1	4.31% (4)	2.10% (4)	2.25% (4)	0.04% (4)	7% (3)
Class Y:
June 30, 2016(5)	$ 8.27	0.11	0.89	1.00	(0.18)	—	—	(0.18)	—	$9.09	12.14% (3)	$ 4,365	1.68% (4)	1.10% (4)	2.59% (4)	2.01% (4)	52% (3)
December 31, 2015	$ 9.72	0.24	(1.42)	(1.18)	(0.18)	—	(0.09)	(0.27)	—	$8.27	-12.32%	$ 2,058	1.87%	1.10%	2.58%	1.81%	76%
December 31, 2014(1)	$10.00	0.03	(0.28)	(0.25)	(0.03)	—	—	(0.03)	—	$9.72	-2.51% (3)	$ 1	3.31% (4)	1.10% (4)	2.36% (4)	0.15% (4)	7% (3)
Class I:
June 30, 2016(5)	$ 8.26	0.11	0.89	1.00	(0.18)	—	—	(0.18)	—	$9.08	12.16% (3)	$56,479	1.68% (4)	1.10% (4)	2.59% (4)	2.01% (4)	52% (3)
December 31, 2015	$ 9.71	0.22	(1.40)	(1.18)	(0.20)	—	(0.07)	(0.27)	—	$8.26	-12.33%	$50,405	1.87%	1.10%	2.41%	1.64%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.03)	—	—	(0.03)	—	$9.71	-2.61% (3)	$24,345	3.31% (4)	1.10% (4)	2.31% (4)	0.10% (4)	7% (3)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Class A, C, Y and I were incepted on November 19, 2014.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Not annualized.
(4)	Annualized.
(5)	For the Six Months Ended June 30, 2016. (Unaudited)

See Notes to Financial Statements.
42Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2016

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five series portfolios: the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), the Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”), the Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) and the Brookfield Real Assets Debt Fund (each, a “Fund,” and collectively, the “Funds”). The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company and the U.S. Real Estate Fund is a non-diversified open-end management investment company. The Brookfield Real Assets Debt Fund is not currently available for purchase.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standard Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topics (“ASC”) 946, “Financial Services-Investment Companies”.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity
2016 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Trust’s Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in a Fund’s portfolio. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred
44Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of June 30, 2016, there were no securities held in the Funds that were fair valued by the Adviser’s Valuation Committee.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
2016 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

Infrastructure Fund
The following table summarizes the Infrastructure Fund's investments categorized in the disclosure hierarchy as of June 30, 2016:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 15,303,232	$ —	$ 15,303,232
Canada	40,721,033	—	—	40,721,033
China	—	7,767,561	—	7,767,561
France	—	7,180,270	—	7,180,270
Hong Kong	—	5,864,931	—	5,864,931
Italy	—	13,602,619	—	13,602,619
Japan	—	5,498,060	—	5,498,060
Luxembourg	—	2,652,407	—	2,652,407
Mexico	2,734,097	—	—	2,734,097
Netherlands	—	3,628,143	—	3,628,143
New Zealand	—	2,077,068	—	2,077,068
Spain	—	13,900,208	—	13,900,208
Switzerland	—	6,766,486	—	6,766,486
United Arab Emirates	—	1,452,748	—	1,452,748
United Kingdom	—	29,900,908	—	29,900,908
United States	203,575,897	—	—	203,575,897
Total	$ 247,031,027	$ 115,594,641	$ —	$ 362,625,668
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2016, there was a transfer from Level 2 to Level 1 of $3,199,746, which represents a security that was previously fair valued by the Adviser's Valuation Committee and is currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2016, the Infrastructure Fund did not invest in any level 3 securities.
46Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2016:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 94,607,505	$ —	$ 94,607,505
Austria	—	12,149,656	—	12,149,656
China	—	13,285,892	—	13,285,892
France	—	44,877,138	—	44,877,138
Germany	—	122,550,090	—	122,550,090
Hong Kong	—	92,689,325	—	92,689,325
Japan	—	115,533,469	—	115,533,469
Netherlands	—	11,351,222	—	11,351,222
New Zealand	—	4,936,042	—	4,936,042
Singapore	—	21,030,546	—	21,030,546
United Kingdom	—	89,151,068	—	89,151,068
United States	715,797,303	—	—	715,797,303
Total	$ 715,797,303	$ 622,161,953	$ —	$1,337,959,256
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2016, the Global Real Estate Fund did not invest in any Level 3 securities.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund's investments categorized in the disclosure hierarchy as of June 30, 2016:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$ 45,436,394	$ —	$ —	$ 45,436,394
Total	$ 45,436,394	$ —	$ —	$ 45,436,394
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2016, the U.S. Real Estate Fund did not invest in any Level 2 or Level 3 securities.
2016 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund's investments categorized in the disclosure hierarchy as of June 30, 2016:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 2,387,606	$ —	$ 2,387,606
Austria	—	191,142	—	191,142
Belgium	11,646	—	—	11,646
Brazil	19,911	—	—	19,911
Canada	3,303,875	—	—	3,303,875
China	—	571,332	—	571,332
Finland	—	157,585	—	157,585
France	—	865,005	—	865,005
Germany	—	1,546,959	—	1,546,959
Hong Kong	—	1,406,908	—	1,406,908
Ireland	—	53,505	—	53,505
Italy	—	761,386	—	761,386
Japan	—	1,963,555	—	1,963,555
Luxembourg	36,814	128,446	—	165,260
Mexico	131,103	—	—	131,103
Netherlands	—	290,171	—	290,171
New Zealand	—	160,456	—	160,456
Norway	—	36,437	—	36,437
Peru	43,168	—	—	43,168
Singapore	—	347,850	—	347,850
South Africa	—	21,643	—	21,643
Spain	—	644,237	—	644,237
Sweden	—	104,454	—	104,454
Switzerland	221,693	469,025	—	690,718
United Arab Emirates	—	78,123	—	78,123
United Kingdom	88,297	2,765,725	—	2,854,022
United States	24,785,351	—	—	24,785,351
Total Common Stocks	28,641,858	14,951,550	—	43,593,408
Convertible Preferred Stocks:
United States	278,061	—	—	278,061
Corporate Bonds:
Greece	—	152,250	—	152,250
Luxembourg	—	189,875	—	189,875
United States	—	9,055,076	—	9,055,076
Total Corporate Bonds	—	9,397,201	—	9,397,201
Preferred Stocks:
United States	1,754,739	94,803	—	1,849,542
Term Loans:
Canada	—	130,780	—	130,780
United States	—	447,933	—	447,933
Total Term Loans	—	578,713	—	578,713
Total	$ 30,674,658	$ 25,022,267	$ —	$ 55,696,925

48Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$ (20,812)	$ —	$ (20,812)
Total Liabilities - Other Financial Instruments	$ —	$ (20,812)	$ —	$ (20,812)

* Other Financial Instruments includes swap contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading. During the six months ended June 30, 2016, there was a transfer from Level 2 to Level 1 of $63,885, which represents a security that was previously fair valued by the Adviser's Valuation Committee and is currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the six months ended June 30, 2016, the Real Assets Securities Fund did not invest in any Level 3 securities.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2016, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
2016 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2016, open taxable periods consisted of the taxable years ended December 31, 2013 through December 31, 2015 for the Infrastructure Fund and Global Real Estate Fund, the period December 11, 2013 (commencement of operations) through December 31, 2015 for the U.S. Real Estate Fund and the period November 19, 2014 (commencement of operations) through December 31, 2015 for the Real Assets Securities Fund. No examination of the Funds’ tax returns is currently in progress.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative average net assets, evenly or a combination of both. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided after a payment is made from any source other than net investment income.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Pursuant to operating expenses limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense Limitation Agreements will continue until at least May 1, 2017 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, the Adviser retains its right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the prior three years, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each Fund would not exceed the percentage limitations listed below.
50Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
	Annual Advisory Fee Rate	Annual Expense Cap from July 1, 2012	Annual Expense Cap through June 30, 2012
Infrastructure Fund
Class A	0.85%	1.35%	1.60%
Class C	0.85%	2.10%	2.35%
Class Y	0.85%	1.10%	1.35%
Class I	0.85%	1.10%	1.35%
Global Real Estate Fund
Class A	0.75%	1.20%	1.50%
Class C	0.75%	1.95%	2.25%
Class Y	0.75%	0.95%	1.25%
Class I	0.75%	0.95%	1.25%
U.S. Real Estate Fund
Class A	0.75%	1.20% [1]	N/A
Class C	0.75%	1.95% [1]	N/A
Class Y	0.75%	0.95% [1]	N/A
Class I	0.75%	0.95% [1]	N/A
Real Assets Securities Fund
Class A	0.85%	1.35% [2]	N/A
Class C	0.85%	2.10% [2]	N/A
Class Y	0.85%	1.10% [2]	N/A
Class I	0.85%	1.10% [2]	N/A

1 Annual Expense Cap was effective December 11, 2013 (commencement of operations).
2 Annual Expense Cap was effective November 19, 2014 (commencement of operations).
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped are listed in the table below:
Fund	December 31, 2016	December 31, 2017	December 31, 2018	December 31, 2019
Infrastructure Fund	$435,670	$423,903	$260,292	$152,240
Global Real Estate Fund	369,168	399,082	874,307	359,586
U.S. Real Estate Fund	41,257	352,858	227,118	126,725
Real Assets Securities Fund[1]	—	60,940	405,998	156,587

1 From the commencement of operations on November 19, 2014.
For the six months ended June 30, 2016, the Adviser did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively,
2016 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2016 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$168,771,197	$166,207,521
Global Real Estate Fund	447,630,145	383,683,820
U.S. Real Estate Fund	22,158,202	31,457,299
Real Assets Securities Fund	28,045,441	26,494,655
During the six months ended June 30, 2016, there were no transactions in U.S. Government securities.
5.Swaps Contracts
Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.
Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.
Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.
Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.
52Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

At June 30, 2016, the Real Assets Securities Fund had the following swap contract outstanding:
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS1
Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Depreciation[2]
Morgan Stanley	Bloomberg Commodity Index	$2,875	(0.15)%	06/23/17	$(20,812)

1 The Real Assets Securities Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Real Assets Securities Fund makes payments on any negative monthly return of such Referenced Obligation.
2 There are no upfront payments on the swap contracts listed above, therefore the unrealized depreciation on the contract is equal to its market value.
The following table sets forth the fair value of the Fund’s derivative instruments:
Derivatives	Statement of Assets and Liabilities	Value as of June 30, 2016
Swap contracts (commodity related)	Payable for swap contracts (liability)	$(20,812)
The following table sets forth the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016:
Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain on Swap contracts	Net Change in Unrealized Depreciation on Swap contracts
Swap contracts (commodity related)	Swap contracts	$371,895	$(42,960)
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Liabilities
Swap contracts	$(20,812)	$—	$(20,812)	$—	$—	$—
6.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
2016 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	Infrastructure Fund
	2016 [1]		2015 [2]
Class A	Shares	Amount	Shares	Amount
Shares sold	137,763	$ 1,617,896	663,401	$ 8,834,220
Reinvestment of distributions	32,819	387,878	113,717	1,432,424
Shares redeemed	(1,092,089)	(12,300,671)	(3,125,343)	(38,660,358)
Redemption fees	—	2,450	—	2,828
Net Decrease — Class A	(921,507)	$(10,292,447)	(2,348,225)	$(28,390,886)

	Infrastructure Fund
	2016 [1]		2015 [2]
Class C	Shares	Amount	Shares	Amount
Shares sold	48,141	$ 547,354	345,999	$ 4,571,290
Reinvestment of distributions	16,114	188,889	36,448	451,151
Shares redeemed	(348,402)	(3,760,599)	(1,127,206)	(13,883,057)
Redemption fees	—	—	—	264
Net Decrease — Class C	(284,147)	$(3,024,356)	(744,759)	$ (8,860,352)

	Infrastructure Fund
	2016 [1]		2015 [2]
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,647,574	$ 18,728,400	4,363,711	$ 58,280,556
Reinvestment of distributions	126,749	1,512,111	315,984	3,947,985
Shares redeemed	(1,938,559)	(22,002,337)	(11,722,600)	(149,543,936)
Redemption fees	—	2,204	—	97,244
Net Decrease — Class Y	(164,236)	$ (1,759,622)	(7,042,905)	$ (87,218,151)

	Infrastructure Fund
	2016 [1]		2015 [2]
Class I	Shares	Amount	Shares	Amount
Shares sold	2,479,127	$26,530,880	12,157,549	$161,441,255
Reinvestment of distributions	375,050	4,469,600	697,665	8,682,907
Shares redeemed	(752,078)	(7,931,451)	(8,174,651)	(99,663,450)
Redemption fees	—	—	—	303
Net Increase — Class I	2,102,099	$23,069,029	4,680,563	$ 70,461,015

54Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

	Global Real Estate Fund
	2016 [1]		2015 [2]
Class A	Shares	Amount	Shares	Amount
Shares sold	46,398	$ 597,300	2,216,238	$29,961,484
Reinvestment of distributions	18,511	240,163	42,828	544,872
Shares redeemed	(1,122,059)	(14,140,305)	(294,060)	(3,843,243)
Redemption fees	—	2,950	—	4,969
Net Increase (Decrease) — Class A	(1,057,150)	$(13,299,892)	1,965,006	$26,668,082

	Global Real Estate Fund
	2016 [1]		2015 [2]
Class C	Shares	Amount	Shares	Amount
Shares sold	95,730	$ 1,220,007	356,920	$ 4,799,953
Reinvestment of distributions	5,838	75,452	10,219	129,531
Shares redeemed	(90,839)	(1,139,967)	(121,762)	(1,578,523)
Redemption fees	—	526	—	2,683
Net Increase — Class C	10,729	$ 156,018	245,377	$ 3,353,644

	Global Real Estate Fund
	2016 [1]		2015 [2]
Class Y	Shares	Amount	Shares	Amount
Shares sold	13,520,663	$ 168,003,711	60,121,252	$ 784,004,762
Reinvestment of distributions	1,221,716	15,890,670	1,616,019	20,369,419
Shares redeemed	(8,933,503)	(112,015,823)	(9,072,389)	(118,220,864)
Redemption fees	—	18,082	—	93,022
Net Increase — Class Y	5,808,876	$ 71,896,640	52,664,882	$ 686,246,339

	Global Real Estate Fund
	2016 [1]		2015 [2]
Class I	Shares	Amount	Shares	Amount
Shares sold	3,089,990	$ 38,158,361	18,324,946	$244,551,900
Reinvestment of distributions	551,162	7,163,471	950,314	12,102,573
Shares redeemed	(3,078,703)	(38,988,222)	(4,371,933)	(56,981,639)
Redemption fees	—	5,138	—	14,720
Net Increase — Class I	562,449	$ 6,338,748	14,903,327	$199,687,554

	U.S. Real Estate Fund
	2016 [1]		2015 [2]
Class A	Shares	Amount	Shares	Amount
Shares sold	1,505	$16,061	11,339	$ 126,527
Reinvestment of distributions	10	108	235	2,591
Shares redeemed	(323)	(3,259)	(13,934)	(157,833)
Redemption fees	—	—	—	394
Net Increase (Decrease) — Class A	1,192	$12,910	(2,360)	$ (28,321)

2016 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

	U.S. Real Estate Fund
	2016 [1]		2015 [2]
Class C	Shares	Amount	Shares	Amount
Shares sold	7,607	$79,987	34,974	$368,854
Reinvestment of distributions	620	6,614	876	9,058
Shares redeemed	—	—	(1,562)	(18,534)
Net Increase — Class C	8,227	$86,601	34,288	$359,378

	U.S. Real Estate Fund
	2016 [1]		2015 [2]
Class Y	Shares	Amount	Shares	Amount
Shares sold	24,832	$ 250,790	29,086	$ 346,610
Reinvestment of distributions	835	8,872	2,039	21,443
Shares redeemed	(10,569)	(106,577)	(13,909)	(161,607)
Redemption fees	—	—	—	369
Net Increase — Class Y	15,098	$ 153,085	17,216	$ 206,815

	U.S. Real Estate Fund
	2016 [1]		2015 [2]
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,845,951	$18,957,916
Reinvestment of distributions	88,444	933,775	346,781	3,611,862
Shares redeemed	(937,210)	(10,000,030)	—	—
Redemption fees	—	—	—	365
Net Increase (Decrease) — Class I	(848,766)	$ (9,066,255)	2,192,732	$22,570,143

	Real Assets Securities Fund
	2016 [1]		2015 [2]
Class A	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	2	16	3	23
Shares redeemed	—	—	—	—
Net Increase — Class A	2	$16	3	$23

	Real Assets Securities Fund
	2016 [1]		2015 [2]
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	2	14	2	17
Shares redeemed	—	—	—	—
Net Increase — Class C	2	$14	2	$17

56Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

	Real Assets Securities Fund
	2016 [1]		2015 [2]
Class Y	Shares	Amount	Shares	Amount
Shares sold	233,922	$2,054,687	241,720	$2,404,228
Reinvestment of distributions	7,603	66,882	7,109	62,792
Shares redeemed	(10,368)	(80,455)	—	—
Net Increase — Class Y	231,157	$2,041,114	248,829	$2,467,020

	Real Assets Securities Fund
	2016 [1]		2015 [2]
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$ —	3,776,348	$37,631,195
Reinvestment of distributions	116,092	1,011,923	175,627	1,555,186
Shares redeemed	—	—	(354,451)	(3,156,246)
Net Increase — Class I	116,092	$1,011,923	3,597,524	$36,030,135

1 For the Six Months Ended June 30, 2016.
2 For the Year Ended December 31, 2015.
7.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2016 for the Trust is $75,000,000. For the six months ended June 30, 2016, the average interest rate on the outstanding principal amount for the Infrastructure Fund was 3.26%. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2016, the Infrastructure Fund utilized the credit facility for 1 day and had an outstanding average daily loan balance of $42,000. The maximum amount outstanding during the period was $42,000 and the interest expense amounted to $4. The Global Real Estate Fund, U.S. Real Estate Fund and Real Assets Securities Fund did not utilize the credit facility during the period. At June 30, 2016, the Infrastructure Fund, Global Real Estate Fund, U.S. Real Estate Fund and Real Assets Securities Fund did not have a loan payable.
8.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
2016 Semi-Annual Report57

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2016

The Federal income tax information referenced below is as of the Funds’ most recently completed tax year-end of December 31, 2015.
The tax character of distributions paid for the year ended December 31, 2015 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$ 3,314,834	$27,449,244	$1,663,264	$1,313,107
Long-term capital gains	—	7,820,550	1,981,690	—
Return of capital	12,576,473	1,476,629	—	406,554
Total distributions	$15,891,307	$36,746,423	$3,644,954	$1,719,661
A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
At December 31, 2015, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Post-October Loss	$ —	$ (1,926,953)	$ —	$ —
Capital loss carryforward(1)	(38,984,170)	—	—	(3,944,779)
Undistributed long-term capital gains	—	—	375,486	—
Other accumulated gains (losses)	(2,984,022)	(1,045,784)	1	5,992
Tax basis unrealized appreciation (depreciation) on investments	(13,671,715)	(36,982,392)	457,371	(6,659,163)
Total tax basis net accumulated gains (losses)	$(55,639,907)	$(39,955,129)	$832,858	$(10,597,950)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2015, the Infrastructure Fund's capital loss carryforwards was $38,984,170 from long-term capital gains, the Real Assets Securities Fund's capital loss carryforwards was $3,865,841 from short-term gains and $78,938 from long-term capital gains which will not expire. As of December 31, 2015, the Global Real Estate Fund and U.S. Real Estate Fund had no capital loss carryforwards.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at June 30, 2016 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$ 299,594,952	$ 69,095,366	$ (6,064,650)	$63,030,716
Global Real Estate Fund	1,253,268,945	148,113,657	(63,423,346)	84,690,311
U.S. Real Estate Fund	39,236,519	7,803,583	(1,603,708)	6,199,875
Real Assets Securities Fund	52,791,400	5,343,655	(2,438,130)	2,905,525
58Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (concluded)
June 30, 2016

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
9.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
10.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
On August 23, 2016, the Board approved the elimination of each Fund's redemption fee effective September 1, 2016.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
2016 Semi-Annual Report59

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements  (Unaudited)
June 30, 2016

At a meeting held on May 12, 2016, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the investment advisory agreements (the "Advisory Agreements") between Brookfield Investment Management Inc. (the "Adviser") and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds' investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board's conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Funds' codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.
INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report compared each of the Brookfield Global Listed Infrastructure Fund’s and the Brookfield Global Listed Real Estate Fund’s performance with its peer group of other funds (the “Performance Universe”), as selected by Broadridge, for the one-, two-, three- and four-year periods ending April 30, 2016. The Board noted that the Brookfield Global Listed Infrastructure Fund performed below the median of its Performance Universe for all periods. The Brookfield Global Listed Real Estate Fund performed below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the two-, three- and four-year periods. Because the Brookfield U.S. Listed Real Estate Fund had only been in operation since December 11, 2013, its performance was compared with its Performance Universe for the one- and two-year periods ending April 30, 2016. The Board noted that the Brookfield U.S. Listed Real Estate Fund performed below the median of its Performance Universe for both periods. Because the Brookfield Real Assets Securities Fund had only been in operation since November 19, 2014, its performance was compared with its Performance Universe for the one-year period ending April 30, 2016. The Board noted that the Brookfield Real Assets Securities Fund performed below the median of its Performance Universe for the one-year period. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, as well as the Adviser’s explanation of each Fund’s performance in the current market, the Board concluded that each Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
MANAGEMENT FEES AND TOTAL EXPNENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. The Board compared the advisory fees and total expense ratios of each of the Funds with various comparative data that it had been provided, including comparisons of each Fund’s management fee and
60Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements  (Unaudited) (continued)
June 30, 2016

net expense level to those of a peer group selected by Broadridge (the “Expense Group”) and a peer group selected by management. The Board noted that the Brookfield Global Listed Infrastructure Fund’s total expenses after the expense waiver and total advisory and administrative fees were higher than the median of its Expense Group, while total expenses after the expense waiver were at the median and total advisory and administrative fees were above the median of its peer group selected by management. The Board noted that the Brookfield Global Listed Real Estate Fund’s total expenses after the expense waiver were below the median and total advisory and administrative fees were at the median of its Expense Group and of its peer group selected by management. The Board noted that the Brookfield U.S. Listed Real Estate Fund’s total expenses after the expense waiver and total advisory and administrative fees were above the median of its Expense Group and of its peer group selected by management. The Board noted that the Brookfield Real Assets Securities Fund’s total expenses after the expense waiver were at the median and total advisory and administrative fees were above the median of its Expense Group, while total expenses after the expense waiver and total advisory and administrative fees were above the median of its peer group selected by management. The Board also noted that the fees and expenses payable by the Funds were comparable to those payable by other client accounts managed by the Adviser and concluded that each Fund's management fees and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.
In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; the Adviser was taking steps to address the Funds’ performance; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreements.
2016 Semi-Annual Report61

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
62Brookfield Investment Management Inc.

Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022
Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Trustees of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
Jonathan C. Tyras	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Alexis I. Rieger	Secretary
Seth A. Gelman	Chief Compliance Officer

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedure by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	None.

(2)   A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)	Not applicable.

(b)       A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: August 25, 2016

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date: August 25, 2016